                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-8042

                      (Investment Company Act File Number)

                           Federated Insurance Series
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  12/31/07

              Date of Reporting Period:  Six months ended 6/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated American Leaders Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2007

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$21.55		$21.38		$20.67		$19.10		$15.21		$19.25
Income From Investment Operations:
Net investment income	0.13		0.30		0.33		0.31		0.28		0.22	[2]
Net realized and unrealized gain (loss) on investments	0.29		2.89		0.69		1.53		3.86		(4.07)
TOTAL FROM INVESTMENT OPERATIONS	0.42		3.19		1.02		1.84		4.14		(3.85)
Less Distributions:
Distributions from net investment income	(0.30)		(0.33)		(0.31)		(0.27)		(0.25)		(0.19)
Distributions from net realized gain on investments	(2.24)		(2.69)		--		--		--		--
TOTAL FROM DISTRIBUTIONS	(2.54)		(3.02)		(0.31)		(0.27)		(0.25)		(0.19)
Net Asset Value, End of Period	$19.43		$21.55		$21.38		$20.67		$19.10		$15.21
Total Return [3]	2.46%		16.81%		5.02%		9.78%		27.69%		(20.21)%

Ratios to Average Net Assets:
Net expenses	0.91	% [4,5]	0.92	% [5]	0.90	% [5]	0.90	% [5]	0.90	% [5]	0.88	% [5]
Net investment income	1.11	% [4]	1.27%		1.32%		1.44%		1.53%		1.28%
Expense waiver/reimbursement [6]	0.01	% [4]	0.00	% [7]	0.00	% [7]	0.01%		0.00	% [7]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$202,261		$229,478		$260,290		$320,987		$348,559		$313,659
Portfolio turnover	26%		53%		51%		43%		36%		24%

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2007 and for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 are 0.90%, 0.91%, 0.88%, 0.89%, 0.89% and 0.87%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,								Period Ended
	6/30/2007		2006	[1]	2005		2004		2003		12/31/2002	[2]
Net Asset Value, Beginning of Period	$21.43		$21.28		$20.58		$19.05		$15.21		$18.28
Income From Investment Operations:
Net investment income	0.11		0.23		0.24		0.25		0.26		0.14	[3]
Net realized and unrealized gain (loss) on investments	0.29		2.88		0.73		1.53		3.83		(3.21)
TOTAL FROM INVESTMENT OPERATIONS	0.40		3.11		0.97		1.78		4.09		(3.07)
Less Distributions:
Distributions from net investment income	(0.25)		(0.27)		(0.27)		(0.25)		(0.25)		--
Distributions from net realized gain on investments	(2.24)		(2.69)		--		--		--		--
TOTAL FROM DISTRIBUTIONS	(2.49)		(2.96)		(0.27)		(0.25)		(0.25)		--
Net Asset Value, End of Period	$19.34		$21.43		$21.28		$20.58		$19.05		$15.21
Total Return [4]	2.36%		16.48%		4.78%		9.50%		27.32%		(16.79)%

Ratios to Average Net Assets:
Net expenses	1.16	% [5,6]	1.17	% [6]	1.15	% [6]	1.15	% [6]	1.15	% [6]	1.13	% [5,6]
Net investment income	0.86	% [5]	1.03%		1.09%		1.22%		1.20%		1.35	% [5]
Expense waiver/reimbursement [7]	0.01	% [5]	0.00	% [8]	0.00	% [8]	0.01%		0.00	% [8]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$7,968		$8,198		$7,398		$6,823		$3,697		$352
Portfolio turnover	26%		53%		51%		43%		36%		24	% [9]

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis

6 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2007, for the years ended December 31, 2006, 2005, 2004, 2003 and for the period ended December 31, 2002 are 1.15%, 1.16%, 1.13%, 1.15%, 1.14% and 1.12%, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

8 Represents less than 0.01%.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2002.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,024.60	$4.57
Service Shares	$1,000	$1,023.60	$5.82
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.28	$4.56
Service Shares	$1,000	$1,019.04	$5.81

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.91%
Service Shares	1.16%

Portfolio of Investments Summary Table

At June 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	20.6%
Information Technology	19.4%
Health Care	15.4%
Consumer Discretionary	14.3%
Consumer Staples	10.0%
Telecommunication Services	7.9%
Industrials	7.3%
Energy	4.7%
Securities Lending Collateral [2]	2.6%
Other Assets and Liabilities--Net [3]	(2.2)%
TOTAL	100.0%

1 Except for Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--99.6%
		Consumer Discretionary--14.3%
464,100	[1,2]	Ford Motor Co.	$4,371,822
136,800	[1]	Gannett Co., Inc.	7,517,160
218,800		Gap (The), Inc.	4,179,080
138,700		Home Depot, Inc.	5,457,845
157,600		Jones Apparel Group, Inc.	4,452,200
44,100		Magna International, Inc., Class A	4,012,659
		TOTAL	29,990,766
		Consumer Staples--10.0%
53,200		Coca-Cola Co.	2,782,892
50,100		General Mills, Inc.	2,926,842
243,000		Kraft Foods, Inc., Class A	8,565,750
222,500		Sara Lee Corp.	3,871,500
126,200		Tyson Foods, Inc., Class A	2,907,648
		TOTAL	21,054,632
		Energy--4.7%
37,500		Apache Corp.	3,059,625
62,800		Chevron Corp.	5,290,272
18,800		Exxon Mobil Corp.	1,576,944
		TOTAL	9,926,841
		Financials--20.6%
69,600		Ace Ltd.	4,351,392
95,400		American International Group, Inc.	6,680,862
105,733		Bank of America Corp.	5,169,286
211,100		Citigroup, Inc.	10,827,319
70,900		Federal Home Loan Mortgage Corp.	4,303,630
66,700		MBIA Insurance Corp.	4,150,074
90,300		Wachovia Corp.	4,627,875
39,000		XL Capital Ltd., Class A	3,287,310
		TOTAL	43,397,748
		Health Care--15.4%
57,300	[2]	Amgen, Inc.	3,168,117
362,700	[2]	Boston Scientific Corp.	5,563,818
65,100		Cardinal Health, Inc.	4,598,664
77,300		Johnson & Johnson	4,763,226
209,800		Pfizer, Inc.	5,364,586
80,500		UnitedHealth Group, Inc.	4,116,770
13,400	[2]	Wellpoint, Inc.	1,069,722
65,300		Wyeth	3,744,302
		TOTAL	32,389,205
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Industrials--7.3%
13,900		3M Co.	$1,206,381
33,400		Avery Dennison Corp.	2,220,432
54,400		Cintas Corp.	2,144,992
16,900		L-3 Communications Holdings, Inc.	1,645,891
94,300		Masco Corp.	2,684,721
40,848		Northrop Grumman Corp.	3,180,834
31,800		United Technologies Corp.	2,255,574
		TOTAL	15,338,825
		Information Technology--19.4%
106,600		Alcatel SA, ADR	1,492,400
189,000		Applied Materials, Inc.	3,755,430
66,300	[2]	Computer Sciences Corp.	3,921,645
289,400	[2]	Dell, Inc.	8,262,370
61,500	[2]	Fiserv, Inc.	3,493,200
79,000		IBM Corp.	8,314,750
59,000	[2]	Lexmark International Group, Class A	2,909,290
108,400	[2]	Nortel Networks Corp.	2,607,020
164,500	[2]	Symantec Corp.	3,322,900
142,500	[2]	Xerox Corp.	2,633,400
		TOTAL	40,712,405
		Telecommunication Services--7.9%
310,000		Sprint Nextel Corp.	6,420,100
245,106		Verizon Communications	10,091,014
		TOTAL	16,511,114
		TOTAL COMMON STOCKS (IDENTIFIED COST $183,537,556)	209,321,536
		REPURCHASE AGREEMENT--2.6%
$5,453,000		Interest in $4,800,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2044 for $4,802,152,000 on 7/2/2007. The market value of the underlying securities at the end of the period was $4,932,524,583 (purchased with proceeds from securities lending collateral) (AT COST).	5,453,000
		TOTAL INVESTMENTS--102.2% (IDENTIFIED COST $188,990,556) [3]	214,774,536
		OTHER ASSETS AND LIABILITIES - NET--(2.2)%	(4,545,652)
		TOTAL NET ASSETS--100%	$210,228,884

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 Non-income producing security.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Total investments in securities, at value including $5,146,554 of securities loaned (identified cost $188,990,556)		$214,774,536
Income receivable		207,743
Receivable for investments sold		2,567,432
Receivable for shares sold		9,574
TOTAL ASSETS		217,559,285
Liabilities:
Payable for investments purchased	$1,490,229
Payable for shares redeemed	171,627
Payable to bank	181,804
Payable for collateral due to broker for securities loaned	5,453,000
Payable for distribution services fee (Note 5)	1,667
Accrued expenses	32,074
TOTAL LIABILITIES		7,330,401
Net assets for 10,819,687 shares outstanding		$210,228,884
Net Assets Consist of:
Paid-in capital		$158,011,339
Net unrealized appreciation of investments		25,783,980
Accumulated net realized gain on investments		25,208,161
Undistributed net investment income		1,225,404
TOTAL NET ASSETS		$210,228,884
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$202,260,754 ÷ 10,407,758 shares outstanding, no par value, unlimited shares authorized		$19.43
Service Shares:
$7,968,130 ÷ 411,929 shares outstanding, no par value, unlimited shares authorized		$19.34

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $7,495)			$2,194,764
Interest (including income on securities loaned of $15,056)			45,127
TOTAL INCOME			2,239,891
Expenses:
Investment adviser fee (Note 5)		$833,659
Administrative personnel and services fee (Note 5)		88,002
Custodian fees		8,519
Transfer and dividend disbursing agent fees and expenses		17,882
Directors'/Trustees' fees		1,966
Auditing fees		11,158
Legal fees		4,441
Portfolio accounting fees		36,129
Distribution services fee--Service Shares (Note 5)		10,030
Printing and postage		8,527
Insurance premiums		2,847
Miscellaneous		1,567
TOTAL EXPENSES		1,024,727
Waiver and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	$(3,302)
Fees paid indirectly for directed brokerage arrangements	(7,494)
TOTAL WAIVER AND EXPENSE REDUCTION		(10,796)
Net expenses			1,013,931
Net investment income			1,225,960
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			25,313,114
Net change in unrealized appreciation of investments			(21,152,813)
Net realized and unrealized gain on investments			4,160,301
Change in net assets resulting from operations			$5,386,261

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2007	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,225,960	$3,115,911
Net realized gain on investments	25,313,114	23,985,622
Net change in unrealized appreciation/depreciation of investments	(21,152,813)	10,054,220
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,386,261	37,155,753
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(3,021,640)	(3,746,572)
Service Shares	(94,331)	(93,303)
Distributions from net realized gain on investments
Primary Shares	(22,513,528)	(31,001,706)
Service Shares	(842,958)	(914,698)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,472,457)	(35,756,279)
Share Transactions:
Proceeds from sale of shares	5,227,942	3,877,369
Net asset value of shares issued to shareholders in payment of distributions declared	26,472,457	35,756,279
Cost of shares redeemed	(38,061,082)	(71,044,959)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,360,683)	(31,411,311)
Change in net assets	(27,446,879)	(30,011,837)
Net Assets:
Beginning of period	237,675,763	267,687,600
End of period (including undistributed net investment income of $1,225,404 and $3,115,415, respectively)	$210,228,884	$237,675,763

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated American Leaders Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The primary investment objective of the Fund is to seek long-term growth of capital. The Fund's secondary objective is to provide income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$5,146,554	$5,453,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2007		Year Ended 12/31/2006
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	236,008	$5,019,512	132,104	$2,656,269
Shares issued to shareholders in payment of distributions declared	1,370,648	25,535,168	1,830,784	34,748,278
Shares redeemed	(1,848,805)	(37,434,272)	(3,485,423)	(69,451,295)
NET CHANGE RESULTING FROM PRIMARY SHARE TRASACTIONS	(242,149)	$(6,879,592)	(1,522,535)	$(32,046,748)

	Six Months Ended 6/30/2007		Year Ended 12/31/2006
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,206	$208,430	62,403	$1,221,100
Shares issued to shareholders in payment of distributions declared	50,500	937,289	53,277	1,008,001
Shares redeemed	(31,269)	(626,810)	(80,787)	(1,593,664)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	29,437	$518,909	34,893	$635,437
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(212,712)	$(6,360,683)	(1,487,642)	$(31,411,311)

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $188,990,556. The net unrealized appreciation of investments for federal tax purposes was $25,783,980. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,160,762 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,376,782.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,302 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2007, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2007, the Fund's expenses were reduced by $7,494 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007, were as follows:

Purchases	$57,244,471
Sales	$87,505,253

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED AMERICAN LEADERS FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Prospectuses and Regulatory Reports" link, on the Products home page under the "Related Information" section. This information is also available from the EDGAR database on the SEC's website at sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information on Federated's website. Go to FederatedInvestors.com, select "Products," open the "Portfolio Holdings" link on the Products home page under the "Related Information" section, select the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investments in variable investment options involve investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated American Leaders Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916405
Cusip 313916793

G00433-04 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2007

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2007		2006	[1]	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$6.78		$5.88		$5.83		$5.46		$4.43	$5.75
Income From Investment Operations:
Net investment income	0.02		0.06		0.05		0.06		0.04	0.03
Net realized and unrealized gain (loss) on investments	0.72		0.89		0.06		0.34		1.01	(1.35)
TOTAL FROM INVESTMENT OPERATIONS	0.74		0.95		0.11		0.40		1.05	(1.32)
Less Distributions:
Distributions from net investment income	(0.06)		(0.05)		(0.06)		(0.03)		(0.02)	--
Net Asset Value, End of Period	$7.46		$6.78		$5.88		$5.83		$5.46	$4.43
Total Return [2]	10.92%		16.21%		1.91%		7.39%		23.92%	(22.96)%

Ratios to Average Net Assets:
Net expenses	1.18	% [3,4]	1.15	% [4]	1.15	% [4]	1.03	% [4]	0.99%	0.91	% [4]
Net investment income	0.65	% [3]	0.79%		0.78%		1.13%		0.93%	0.74%
Expense waiver/reimbursement [5]	1.04	% [3]	1.09%		1.03%		1.22%		2.04%	3.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,771		$16,014		$17,158		$18,397		$15,461	$9,532
Portfolio turnover	85%		125%		66%		30%		60%	149%

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2007 and for the years ended December 31, 2006, 2005, 2004, and 2002 are 1.17%, 1.14%, 1.15%, 1.02% and 0.90%, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,							Period Ended
	6/30/2007		2006	[1]	2005		2004		2003	12/31/2002	[2]
Net Asset Value, Beginning of Period	$6.76		$5.87		$5.82		$5.46		$4.43	$5.30
Income From Investment Operations:
Net investment income	0.01		0.03		0.03		0.05		0.03	0.01
Net realized and unrealized gain (loss) on investments	0.72		0.89		0.07		0.34		1.02	(0.88)
TOTAL FROM INVESTMENT OPERATIONS	0.73		0.92		0.10		0.39		1.05	(0.87)
Less Distributions:
Distributions from net investment income	(0.04)		(0.03)		(0.05)		(0.03)		(0.02)	--
Net Asset Value, End of Period	$7.45		$6.76		$5.87		$5.82		$5.46	$4.43
Total Return [3]	10.83%		15.78%		1.70%		7.11%		23.88%	(16.42)%

Ratios to Average Net Assets:
Net expenses	1.43	% [4,5]	1.40	% [5]	1.40	% [5]	1.28	% [5]	1.24%	1.16	% [4,5]
Net investment income	0.41	% [4]	0.54%		0.53%		0.91%		0.66%	0.72	% [4]
Expense waiver/reimbursement [6]	1.04	% [4]	1.09%		1.03%		1.22%		2.04%	5.17	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,181		$9,431		$9,005		$8,873		$5,827	$717
Portfolio turnover	85%		125%		66%		30%		60%	149	% [7]

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2007, for the years ended December 31, 2006, 2005 and 2004 and for the period ended December 31, 2002 are 1.42%, 1.39%, 1.40%, 1.27% and 1.15%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2002.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,109.20	$6.17
Service Shares	$1,000	$1,108.30	$7.48
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,018.94	$5.91
Service Shares	$1,000	$1,017.70	$7.15

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of expenses. The annualized net expense ratios are as follows:

Primary Shares	1.18%
Service Shares	1.43%

Portfolio of Investments Summary Table

At June 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	16.8%
Financials	15.7%
Health Care	13.5%
Consumer Staples	11.9%
Energy	10.4%
Industrials	8.7%
Consumer Discretionary	7.4%
Telecommunication Services	2.7%
Materials	2.6%
Utilities	1.8%
Cash Equivalents [2]	4.2%
Other Assets and Liabilities-Net [3]	4.3%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--91.5%
		Consumer Discretionary--7.4%
6,300	[1]	Chicos Fas, Inc.	$153,342
4,100		Home Depot, Inc.	161,335
11,600		McDonald's Corp.	588,816
4,700		TJX Cos., Inc.	129,250
9,200		Target Corp.	585,120
22,100		Time Warner, Inc.	464,984
		TOTAL	2,082,847
		Consumer Staples--11.9%
7,200		Altria Group, Inc.	505,008
6,200		Coca-Cola Co.	324,322
10,500		Kellogg Co.	543,795
7,820		Kraft Foods, Inc., Class A	275,655
9,700		Procter & Gamble Co.	593,543
18,200		Unilever N.V., ADR	564,564
10,900		Wal-Mart Stores, Inc.	524,399
		TOTAL	3,331,286
		Energy--10.4%
4,900		Baker Hughes, Inc.	412,237
8,400		Exxon Mobil Corp.	704,592
4,200	[1]	Newfield Exploration Co.	191,310
5,400		Total SA, Class B, ADR	437,292
1,400	[1]	Transocean Sedco Forex, Inc.	148,372
9,400	[1]	Weatherford International Ltd.	519,256
8,000		XTO Energy, Inc.	480,800
		TOTAL	2,893,859
Shares			Value
		COMMON STOCKS--continued
		Financials--15.7%
6,700		Ace Ltd.	$418,884
13,700		American International Group, Inc.	959,411
4,400		CIT Group, Inc.	241,252
13,200		Citigroup, Inc.	677,028
4,900		Merrill Lynch & Co., Inc.	409,542
5,600		Morgan Stanley	469,728
3,200		Prudential Financial, Inc.	311,136
12,800		U.S. Bancorp	421,760
9,500		Wachovia Corp.	486,875
		TOTAL	4,395,616
		Health Care--13.5%
9,300		Abbott Laboratories	498,015
5,300		Cardinal Health, Inc.	374,392
7,400	[1]	Cephalon, Inc.	594,886
4,600	[1]	Express Scripts, Inc., Class A	230,046
4,900	[1]	Genentech, Inc.	370,734
7,600		Merck & Co., Inc.	378,480
8,800		Schering Plough Corp.	267,872
5,200		Shire PLC, ADR	385,476
11,900		Wyeth	682,346
		TOTAL	3,782,247
		Industrials--8.7%
3,400		Deere & Co.	410,516
20,800		General Electric Co.	796,224
7,400		Northrop Grumman Corp.	576,238
1,900		United Technologies Corp.	134,767
13,300		Waste Management, Inc.	519,365
		TOTAL	2,437,110
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--16.8%
7,300	[1]	Amdocs Ltd.	$290,686
27,000	[1]	Cisco Systems, Inc.	751,950
28,300	[1]	Corning, Inc.	723,065
22,300	[1]	EMC Corp. Mass	403,630
8,800		Hewlett-Packard Co.	392,656
10,900		Intel Corp.	258,984
9,800		Maxim Integrated Products, Inc.	327,418
16,000		Microsoft Corp.	471,520
10,500		Telefonaktiebolaget LM Ericsson, Class B, ADR	418,845
17,600		Texas Instruments, Inc.	662,288
		TOTAL	4,701,042
		Materials--2.6%
14,300		Alcoa, Inc.	579,579
1,900		Praxair, Inc.	136,781
		TOTAL	716,360
		Telecommunication Services--2.7%
11,700		AT&T, Inc.	485,550
6,400		Verizon Communications	263,488
		TOTAL	749,038
		Utilities--1.8%
7,600		FirstEnergy Corp.	491,948
		TOTAL COMMON STOCKS (IDENTIFIED COST $21,887,833)	25,581,353
		REPURCHASE AGREEMENT--4.2%
$1,158,000		Interest in $2,000,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,052,466,495 (AT COST).	1,158,000
		TOTAL INVESTMENTS--95.7% (IDENTIFIED COST $23,045,833) [2]	26,739,353
		OTHER ASSETS AND LIABILITIES - NET--4.3%	1,212,412
		TOTAL NET ASSETS--100%	$27,951,765

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $23,045,833)		$26,739,353
Cash		141
Income receivable		28,259
Receivable for investments sold		1,027,335
Receivable for shares sold		1,189,603
TOTAL ASSETS		28,984,691
Liabilities:
Payable for investments purchased	$982,657
Payable for shares redeemed	16,854
Payable for distribution services fee (Note 5)	2,102
Accrued expenses	31,313
TOTAL LIABILITIES		1,032,926
Net assets for 3,746,976 shares outstanding		$27,951,765
Net Assets Consist of:
Paid-in capital		$22,585,332
Net unrealized appreciation of investments		3,693,520
Accumulated net realized gain on investments		1,600,955
Undistributed net investment income		71,958
TOTAL NET ASSETS		$27,951,765
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$17,770,972 ÷ 2,380,837 shares outstanding, no par value, unlimited shares authorized		$7.46
Service Shares:
$10,180,793 ÷ 1,366,139 shares outstanding, no par value, unlimited shares authorized		$7.45

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $1,648)			$210,462
Interest			23,523
TOTAL INCOME			233,985
Expenses:
Investment adviser fee (Note 5)		$109,081
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		4,778
Transfer and dividend disbursing agent fees and expenses		17,509
Directors'/Trustees' fees		755
Auditing fees		11,161
Legal fees		4,594
Portfolio accounting fees		27,846
Distribution services fee--Service Shares (Note 5)		12,000
Printing and postage		9,556
Insurance premiums		3,073
Miscellaneous		896
TOTAL EXPENSES		295,469
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(109,081)
Waiver of administrative personnel and services fee	(17,228)
Reimbursement of other operating expenses	(6,343)
Fees paid indirectly for directed brokerage arrangements	(1,056)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(133,708)
Net expenses			161,761
Net investment income			72,224
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,818,146
Net change in unrealized appreciation of investments			(201,078)
Net realized and unrealized gain on investments			2,617,068
Change in net assets resulting from operations			$2,689,292

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2007	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$72,224	$179,823
Net realized gain on investments	2,818,146	2,497,561
Net change in unrealized appreciation/depreciation of investments	(201,078)	1,065,072
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,689,292	3,742,456
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(126,849)	(134,832)
Service Shares	(52,798)	(49,176)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(179,647)	(184,008)
Share Transactions:
Proceeds from sale of shares	2,956,836	1,515,446
Net asset value of shares issued to shareholders in payment of distributions declared	162,606	167,874
Cost of shares redeemed	(3,121,597)	(5,960,898)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,155)	(4,277,578)
Change in net assets	2,507,490	(719,130)
Net Assets:
Beginning of period	25,444,275	26,163,405
End of period (including undistributed net investment income of $71,958 and $179,381, respectively)	$27,951,765	$25,444,275

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance polices and variable annuity contracts. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund willparticipate on a pro rata basis with the other investment companiesand clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2007, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2007		Year Ended 12/31/2006
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	342,994	$2,500,647	173,358	$1,065,411
Shares issued to shareholders in payment of distributions declared	16,054	109,808	19,652	118,698
Shares redeemed	(341,785)	(2,410,741)	(746,638)	(4,595,321)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	17,263	$199,714	(553,628)	$(3,411,212)

	Six Months Ended 6/30/2007		Year Ended 12/31/2006
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	64,041	$456,189	73,389	$450,035
Shares issued to shareholders in payment of distributions declared	7,730	52,798	8,142	49,176
Shares redeemed	(101,507)	(710,856)	(220,949)	(1,365,577)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(29,736)	$(201,869)	(139,418)	$(866,366)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(12,473)	$(2,155)	(693,046)	$(4,277,578)

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $23,045,833. The net unrealized appreciation of investments for federal tax purposes was $3,693,520. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,917,557 and net unrealized depreciation from investments for those securities having an excess of cost over value of $224,037.

At December 31, 2006, the Fund had a capital loss carryforward of $1,172,982 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$420,052
2010	$752,930

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended June 30, 2007, the Adviser voluntarily waived $109,081 of its fee and voluntarily reimbursed $6,343 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 0.600% of average daily net assets of the Fund. FAS waived $17,228 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2007, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2007, the Fund's Primary Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2007, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2007, the Fund's expenses were reduced by $1,056 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007, were as follows:

Purchases	$21,120,821
Sales	$23,130,754

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL APPRECIATION FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Prospectuses and Regulatory Reports" link on the Products home page under the "Related Information" section. This information is also available from the EDGAR database on the SEC's website at sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information on Federated's website. Go to FederatedInvestors.com, select "Products," open the "Portfolio Holdings" link on the Products home page under the "Related Information" section, select the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916835
Cusip 313916819

25669 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2007		2006	[1]	2005		2004	2003	[2]	2002
Net Asset Value, Beginning of Period	$9.74		$8.94		$8.87		$8.44	$7.52		$10.37
Income From Investment Operations:
Net investment income	0.31		0.44	[3]	0.42	[3]	0.36 [3]	0.32	[3]	0.47
Net realized and unrealized gain (loss) on investments, written options, futures contracts, swap contracts and foreign currency transactions	0.05		0.91		0.11		0.44	1.11		(2.85)
TOTAL FROM INVESTMENT OPERATIONS	0.36		1.35		0.53		0.80	1.43		(2.38)
Less Distributions:
Distributions from net investment income	(0.49)		(0.55)		(0.46)		(0.37)	(0.51)		(0.47)
Net Asset Value, End of Period	$9.61		$9.74		$8.94		$8.87	$8.44		$7.52
Total Return [4]	3.93%		15.76%		6.28%		9.92%	20.67%		(23.95)%

Ratios to Average Net Assets:
Net expenses	1.12	% [5,6]	1.10	% [6]	1.01	% [6]	1.00%	1.02	% [6]	1.02	% [6]
Net investment income	5.70	% [5]	4.85%		4.87%		4.37%	4.18%		4.90%
Expense waiver/reimbursement [7]	0.15	% [5]	0.20%		0.17%		0.17%	0.08%		--
Supplemental Data:
Net assets, end of period (000 omitted)	$57,264		$61,673		$62,526		$78,201	$82,602		$85,419
Portfolio turnover [8]	35%		63%		38%		59%	145%		118%

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 During the year ended December 31, 2003, the investment strategy of the Fund transitioned from an equity only, utility sector Fund to a diversified income Fund with both stocks and bonds.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.12%, 1.10%, 1.00%, 1.00% and 1.01% for the six months ended June 30, 2007 and for the years ended December 31, 2006, 2005, 2003, and 2002, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,039.30	$5.66
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.24	$5.61

1 Expenses are equal to the Fund's annualized net expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables

At June 30, 2007, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Fixed-Income Securities	33.0%
Domestic Equity Securities	31.6%
International Fixed-Income Securities	20.3%
International Equity Securities	6.8%
Cash Equivalents [2]	8.0%
Other Assets and Liabilities--Net [3]	0.3%
TOTAL	100.0%

At June 30, 2007, the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	30.2%
Energy	13.8%
Health Care	9.9%
Telecommunication Services	9.6%
Industrials	9.4%
Consumer Staples	9.3%
Consumer Discretionary	6.0%
Information Technology	5.2%
Materials	4.0%
Utilities	2.6%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Cash Equivalents include any investments in money market mutual funds and /or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

June 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--34.9%
		Consumer Discretionary--1.9%
2,120		Autoliv Inc.	$120,564
4,450		CBS Corp. - Class B	148,274
1,580		Dow Jones & Co.	90,771
3,040		Gannett Co., Inc.	167,048
6,490		Home Depot, Inc.	255,382
1,310		KB HOME	51,575
2,150		McClatchy, Co., Class A	54,417
2,390		McDonald's Corp.	121,316
2,020		Tribune Co.	59,388
		TOTAL	1,068,735
		Consumer Staples--3.5%
1,680		Altria Group, Inc.	117,835
1,160		Anheuser-Busch Cos., Inc.	60,506
6,500		Coca-Cola Co.	340,015
4,600		Colgate-Palmolive Co.	298,310
3,340		Kimberly-Clark Corp.	223,413
8,299		Kraft Foods, Inc., Class A	292,540
3,670		PepsiCo, Inc.	238,000
960		Procter & Gamble Co.	58,742
8,550		Wal-Mart Stores, Inc.	411,341
		TOTAL	2,040,702
		Energy--4.7%
5,550		BP PLC, ADR	400,377
7,930		Chevron Corp.	668,023
4,010		ENI SpA, ADR	290,124
3,550		Enbridge Inc.	119,919
800		Exxon Mobil Corp.	67,104
4,720		Hugoton Royalty Trust	119,086
4,580		Patterson-UTI Energy, Inc.	120,042
5,210		Royal Dutch Shell PLC	423,052
5,970		Total SA, ADR, Class B	483,451
		TOTAL	2,691,178
		Financials--10.9%
4,820		Ace, Ltd.	301,346
3,400		Aflac, Inc.	174,760
3,730		Allstate Corp.	229,432
5,720		American Financial Realty Trust	59,030
20,016		Bank of America Corp.	978,582
3,440		Bank of New York Co., Inc.	142,554
22,980		Citigroup, Inc.	1,178,644
6,550		Freddie Mac	397,585
1,180		Hartford Financial Services Group, Inc.	116,242
1,430		Hospitality Properties Trust	59,331
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
6,350		MBIA, Inc.	$395,097
840		Morgan Stanley	70,459
4,280		Nationwide Financial Services, Inc., Class A	270,582
1,990		PartnerRe Ltd.	154,225
2,240		The Travelers Cos, Inc.	119,840
1,420		UBS AG - U.S. issue	85,214
14,100		Wachovia Corp.	722,625
16,660		Wells Fargo & Co.	585,932
120		White Mountains Insurance Group, Inc.	72,722
1,415		XL Capital Ltd., Class A	119,270
		TOTAL	6,233,472
		Health Care--3.8%
4,580		AstraZeneca Group PLC, ADR	244,938
3,920		Biovail Corp.	99,646
6,870		GlaxoSmithKline PLC, ADR	359,782
3,780		Johnson & Johnson	232,924
3,280		Lilly (Eli) & Co.	183,286
38,510		Pfizer, Inc.	984,701
1,050		Wyeth	60,207
		TOTAL	2,165,484
		Industrials--3.6%
2,280		3M Co.	197,881
3,780		Avery Dennison Corp.	251,294
6,170		Dover Corp.	315,596
7,780		General Electric Co.	297,818
1,240		Illinois Tool Works, Inc.	67,196
2,120		Ingersoll-Rand Co., Class A	116,218
2,150		Kelly Services, Inc., Class A	59,039
6,390		Northrop Grumman Corp.	497,589
3,570		United Parcel Service, Inc.	260,610
		TOTAL	2,063,241
		Information Technology--0.3%
1,220		Automatic Data Processing, Inc.	59,133
6,070		Intel Corp.	144,223
		TOTAL	203,356
		Materials--1.5%
1,670		Alcoa, Inc.	67,685
2,370		Anglo American PLC, ADR	69,536
1,320		Dow Chemical Co.	58,370
440		Freeport-McMoRan Copper & Gold, Inc.	36,441
2,380		International Flavors & Fragrances, Inc.	124,093
1,070		PPG Industries, Inc.	81,438
2,500		Packaging Corp. of America	63,275
230		Rio Tinto PLC, ADR	70,408
4,430		Rohm & Haas Co.	242,232
2,200		Valspar Corp.	62,502
		TOTAL	875,980
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--3.7%
23,692		AT&T, Inc.	$983,218
6,600		Deutsche Telekom AG, ADR	121,506
2,500		Embarq Corp.	158,425
2,120		France Telecommunications, ADR	58,258
11,160		NTT Docomo Inc. - Spon. ADR	176,328
2,630		Nippon Telegraph & Telephone Corp., ADR	58,307
6,140		Verizon Communications	252,784
19,667		Windstream Corp.	290,285
		TOTAL	2,099,111
		Utilities--1.0%
2,820		Duke Energy Corp.	51,606
5,000		Energy East Corp.	130,450
880		FirstEnergy Corp.	56,962
1,290		Progress Energy, Inc.	58,811
6,970		SCANA Corp.	266,881
		TOTAL	564,710
		TOTAL COMMON STOCKS (IDENTIFIED COST $16,968,341)	20,005,969
		CORPORATE BONDS--6.6%
		Banking--0.7%
$150,000	[1,2]	Banco Credito del Peru, Sub. Note, 6.95%, 11/07/2021	152,631
250,000	[1,2]	Turanalem Finance BV, 7.75%, 4/25/2013	240,950
		TOTAL	393,581
		Basic Industry - Paper--0.5%
250,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	268,934
		Capital Markets--0.4%
190,000		Merrill Lynch & Co., Inc., Conv. Bond, 03/13/2032	232,847
		Financial Institution - Banking--0.6%
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	315,180
		Metals & Mining--0.3%
150,000	[1,2]	Adaro Finance BV, Company Guarantee, 8.5%, 12/08/2010	155,250
		Oil & Gas--2.4%
800,000	[1,2]	Gazprom, Note, 8.625%, 4/28/2034	1,002,800
350,000	[1,2]	Petrozuata Finance Inc., Company Guarantee, 8.22%, 4/01/2017	351,750
		TOTAL	1,354,550
		Sovereign--0.8%
450,000		Mexico, Government of, Series MTNA, 6.75%, 9/27/2034	480,645
		Steel--0.5%
275,000	[1,2]	CSN Islands VIII Corp., Company Guarantee, 9.75%, 12/16/2013	310,063
		Telecommunications & Cellular--0.4%
200,000		Philippine Long Distance, Sr. Unsub., 11.375%, 5/15/2012	241,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,580,042)	3,752,050
Principal Amount			Value
		GOVERNMENTS/AGENCIES--13.6%
		Sovereign--13.6%
$602,328		Argentina, Government of, Note, Series $dis, 8.28%, 12/31/2033	$589,077
490,000		Brazil NTN-B, Note, Series NTNB, 6.00%, 5/15/2015, BRL	411,912
1,300,000		Brazil NTN-F, Note, 10.00%, 1/01/2012, BRL	656,363
500,000		Brazil, Government of, 6.00%, 1/17/2017	495,250
200,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	245,800
237,000		Brazil, Government of, Note, 8.00%, 1/15/2018	261,648
400,000		Colombia, Government of, Note, 7.375%, 1/27/2017	435,400
100,000		Ecuador, Government, Series REGS, 8/15/2030	85,000
3,000,000		Mexican Bonos de Desarrollo SA, Series M 10, 7.250%, 12/15/2016, MXN	268,941
3,100,000		Mexico Fixed Rate Bond, Bond, Series MI10, 9.00%, 12/20/2012, MXN	303,529
800,000		Mexico, Government of, Note, 4.625%, 10/08/2008	790,000
400,000		Mexico, Government of, Note, 9.875%, 2/01/2010	441,260
300,000		Philippines, Government, 9.875%, 1/15/2019	381,000
270,000		Philippines, Government of, 9.00%, 2/15/2013	303,750
666,650	[1,2]	Russia, Government of, 5.000%, 3/31/2030	733,915
350,000		Turkey, Government of, 7.000%, 9/26/2016	355,250
350,000		Turkey, Government of, Note, 7.375%, 2/05/2025	360,062
230,000		Turkey, Government of, Series CPI, 1.000%, 02/15/2012	193,112
65,000		Uruguay, Government of, 7.625%, 3/21/2036	71,744
100,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	111,500
100,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	105,750
230,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	210,795
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,517,989)	7,811,058
		MORTGAGE-BACKED SECURITIES--17.8%
		Federal Home Loan Mortgage Corporation--15.9%
350,000		Federal Home Loan Mortgage Corp., 5.000%, 15 Year, 7/1/2022	338,029
600,000		Federal Home Loan Mortgage Corp., 5.500%, 15 Year, 7/1/2022	590,630
500,000		Federal Home Loan Mortgage Corp., 6.000%, 15 Year, 7/1/2022	501,864
300,000		Federal Home Loan Mortgage Corp., 6.500%, 30 Year, 7/1/2037	302,782
358,614		Federal Home Loan Mortgage Corp. Pool A14164, 5.000%, 30 Year, 10/1/2033	337,754
177,943		Federal Home Loan Mortgage Corp. Pool A47194, 5.000%, 30 Year, 10/1/2035	167,064
1,109,615		Federal Home Loan Mortgage Corp. Pool A48294, 5.000%, 30 Year, 2/1/2036	1,041,777
239,299		Federal Home Loan Mortgage Corp. Pool A52427, 6.500%, 30 Year, 9/1/2036	241,799
459,584		Federal Home Loan Mortgage Corp. Pool A53896, 6.500%, 30 Year, 11/1/2036	464,384
2,394,330		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	2,310,196
295,823		Federal Home Loan Mortgage Corp. Pool A57023, 5.500%, 30 Year, 2/1/2037	285,428
1,493,637		Federal Home Loan Mortgage Corp. Pool G02479, 6.000%, 30 Year, 12/1/2036	1,480,137
153,026		Federal Home Loan Mortgage Corp. Pool G18045, 5.000%, 15 Year, 3/1/2020	148,121
204,834		Federal Home Loan Mortgage Corp. Pool G18078, 5.000%, 15 Year, 10/1/2020	198,204
243,827		Federal Home Loan Mortgage Corp. Pool J03710, 6.000%, 15 Year, 11/1/2021	244,802
486,438		Federal Home Loan Mortgage Corp. Pool J03848, 4.500%, 15 Year, 11/1/2021	461,459
		TOTAL	9,114,430
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Federal National Mortgage Association--1.9%
$97,425		Federal National Mortgage Association Pool 789090, 5.500%, 15 Year, 8/1/2019	$96,220
299,596		Federal National Mortgage Association Pool 806237, 5.000%, 15 Year, 12/1/2019	290,086
395,272		Federal National Mortgage Association Pool 822564, 5.500%, 15 Year, 12/1/2020	389,887
294,436		Federal National Mortgage Association Pool 864008, 4.500%, 15 Year, 12/1/2020	279,500
		TOTAL	1,055,693
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,309,791)	10,170,123
		PREFERRED STOCKS--3.3%
		Consumer Discretionary--0.4%
9,100		Credit Suisse Equity Linked Notes (JNY)	256,984
		Energy--0.6%
5,400	[1,2]	Goldman Sachs Trigger Mandatory Exchangeable Notes, GlobalSantaFe Corp.	327,267
		Financials--0.7%
5,100	[1,2]	Merrill Lynch Capped Appreciation Note, RenaissanceRe Holdings Ltd.	312,706
1,400		Washington Mutual, Inc., Conv. Pfd., $2.6875, Annual Dividend	77,000
		TOTAL	389,706
		Information Technology--1.6%
8,800	[1,2]	Goldman Sachs Trigger Mandatory Exchangeable Notes, Linear Technology Corp.	304,137
9,300	[1,2]	Goldman Sachs Trigger Mandatory Exchangeable Notes, Maxim Integrated Products, Inc.	306,565
13,700	[1,2]	Merrill Lynch Capped Appreciation Note, Nokia Oyj, ADR, Class A, PERCS	315,580
		TOTAL	926,282
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,742,300)	1,900,239
		MUTUAL FUND--16.3%
1,247,793	[3]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $9,076,790)	9,321,012
		REPURCHASE AGREEMENT--7.7%
$4,410,000		Interest in $2,000,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,052,466,495 (AT COST).	4,410,000
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $53,605,253) [4]	57,370,451
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(106,736)
		TOTAL NET ASSETS--100%	$57,263,715

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $4,513,614, which represented 7.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2007, these liquid restricted securities amounted to $4,513,614, which represented 7.9% of total net assets.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $53,606,567.

At June 30, 2007, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/16/2007	1,700,000 Brazilian Real	$ 869,343	$ 879,142	$ 9,799
7/16/2007	5,481,300 Mexican Peso	$ 498,436	$ 506,873	$ 8,437
7/23/2007	5,500,000 Mexican Peso	$ 507,141	$ 508,400	$ 1,259
7/27/2007	2,129,000 Brazilian Real	$1,090,569	$1,099,266	$ 8,697
Contracts Sold:
7/16/2007	1,700,000 Brazilian Real	$ 871,348	$ 879,142	$ (7,794)
7/16/2007	5,481,300 Mexican Peso	$ 500,000	$ 506,873	$ (6,873)
7/23/2007	5,500,000 Mexican Peso	$ 510,730	$ 508,400	$ 2,330
7/27/2007	2,129,000 Brazilian Real	$1,094,320	$1,099,266	$ (4,946)
8/2/2007	1,258,140 Brazilian Real	$ 650,000	$ 649,140	$ 860
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$11,769

At June 30, 2007, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets	Bolivarian Republic of Venezuela	Buy	0.85%	5/20/2008	$200,000	$ 1,477
Lehman Brother Special Financing Inc.	Federated Republic of Brazil	Buy	0.71%	7/20/2012	$300,000	$(3,253)
NET UNREALIZED DEPRECIATION ON SWAP CONTRACTS						$(1,776)

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Total investments in securities, at value including $9,321,012 of investments in an affiliated issuer (Note 5) (identified cost $53,605,253)		$57,370,451
Cash		921
Cash denominated in foreign currencies (identified cost $16,230)		16,396
Income receivable		354,795
Receivable for foreign exchange contracts		31,382
Receivable for investments sold		3,524,885
Receivable for shares sold		5,538
TOTAL ASSETS		61,304,368
Liabilities:
Payable for investments purchased	$3,913,150
Payable for shares redeemed	78,405
Payable for foreign exchange contracts	19,613
Net payable for swap contracts	2,050
Accrued expenses	27,435
TOTAL LIABILITIES		4,040,653
Net assets for 5,960,655 shares outstanding		$57,263,715
Net Assets Consist of:
Paid-in capital		$107,260,161
Net unrealized appreciation of investments, swap contracts and translation of assets and liabilities in foreign currency		3,775,424
Accumulated net realized loss on investments, written options, futures contracts, swap contracts and foreign currency transactions		(55,464,861)
Undistributed net investment income		1,692,991
TOTAL NET ASSETS		$57,263,715
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$57,263,715 ÷ 5,960,655 shares outstanding, no par value, unlimited shares authorized		$9.61

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Dividends (including $804,568 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $6,994)			$1,225,517
Interest			799,501
TOTAL INCOME			2,025,018
Expenses:
Investment adviser fee (Note 5)		$222,955
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		8,656
Transfer and dividend disbursing agent fees and expenses		9,600
Directors'/Trustees' fees		945
Auditing fees		12,993
Legal fees		3,877
Portfolio accounting fees		24,636
Printing and postage		14,407
Insurance premiums		2,572
Miscellaneous		1,595
TOTAL EXPENSES		376,620
Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/reimbursement of investment adviser fee	$(31,341)
Waiver of administrative personnel and services fee	(12,100)
Fees paid indirectly for directed brokerage arrangements	(1,172)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(44,613)
Net expenses			332,007
Net investment income			1,693,011
Realized and Unrealized Gain (Loss) on Investments, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $99,819 on sales of investments in affiliated issuers) (Note 5)			3,220,263
Net realized loss on swap contracts			(274)
Net realized gain on written options			1,127
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,651,855)
Net change in unrealized depreciation of swap contracts			(1,776)
Net realized and unrealized gain on investments, written options, swap contracts and foreign currency transactions			567,485
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$2,260,496

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2007	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,693,011	$2,961,007
Net realized gain on investments, written options, swap contracts and foreign currency transactions	3,221,116	4,536,948
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	(2,653,631)	1,395,714
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,260,496	8,893,669
Distributions to Shareholders:
Distributions from net investment income	(2,972,612)	(3,655,279)
Share Transactions:
Proceeds from sale of shares	2,949,216	8,447,932
Net asset value of shares issued to shareholders in payment of distributions declared	2,972,612	3,655,279
Cost of shares redeemed	(9,619,448)	(18,193,662)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,697,620)	(6,090,451)
Change in net assets	(4,409,736)	(852,061)
Net Assets:
Beginning of period	61,673,451	62,525,512
End of period (including undistributed net investment income of $1,692,991 and $2,972,592, respectively)	$57,263,715	$61,673,451

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance polices and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, and other swap agreements. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value", of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net payable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations. For the six months ended June 30, 2007, the Fund had a net realized loss on swap contracts of $274.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2007, the Fund had no net realized gains or losses on futures contracts.

At June 30, 2007, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2007, the Fund had a realized gain of $1,127 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at December 31, 2006	--	$ --
Contracts written	13	1,171
Contracts exercised	--	--
Contracts expired	(11)	(995)
Contracts bought back	(2)	(176)
Outstanding at June 30, 2007	--	$ --

Dollar-Roll Transactions

The Fund enters into dollar-roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions, which are treated as purchase and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return. Dollar-rolls are subject to interest rate and credit risks.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2007	Year Ended 12/31/2006
Shares sold	305,168	930,164
Shares issued to shareholders in payment of distributions declared	316,235	419,183
Shares redeemed	(995,040)	(2,007,584)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(373,637)	(658,237)

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $53,606,567. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and swap contracts was $3,763,884. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,164,436 and net unrealized depreciation from investments for those securities having an excess of cost over value of $400,552.

At December 31, 2006, the Fund had a capital loss carryforward of $58,267,790 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 8,073,813
2009	$ 16,049,079
2010	$34,144,898

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the Adviser voluntarily waived $315 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2007, the Sub-Adviser earned a sub-adviser fee of $42,273.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 0.210% of average daily net assets of the Fund. FAS waived $12,100 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2007, the Fund did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2007, the Fund's expenses were reduced by $1,172 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended June 30, 2007, the Adviser reimbursed $31,026 in connection with the affiliated mutual fund listed below. Transactions with the affiliated company during the six months ended June 30, 2007 are as follows:

Affiliate	Balance of Shares Held 12/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2007	Value at 6/30/2007	Dividend Income
Federated High Income Bond Fund II, Primary Shares	1,444,573	26,810	223,590	1,247,793	$9,321,012	$804,568

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007, were as follows:

Purchases	$15,941,994
Sales	$24,116,788

7. RISKS OF FOREIGN INVESTING

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2007, the diversification of countries was as follows:

Country	Percentage of Net Assets
Brazil	4.2%
Mexico	4.0%
Russia	3.0%
United Kingdom	2.7%
Venezuela	1.7%
Philippines	1.6%
Turkey	1.6%
Argentina	1.0%
Bermuda	1.0%
France	0.9%
Columbia	0.8%
Italy	0.5%
Canada	0.4%
Japan	0.4%
Kazakhstan	0.4%
Indonesia	0.3%
Peru	0.3%
Uruguay	0.3%
Cayman Islands	0.2%
Germany	0.2%
Sweden	0.2%
Ecuador	0.1%
Switzerland	0.1%

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL INCOME FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Prospectuses and Regulatory Reports" link on the Products home page under the "Related Information" section. This information is also available from the EDGAR database on the SEC's website at sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information on Federated's website. Go to FederatedInvestors.com, select "Products," open the "Portfolio Holdings" link on the Products home page under the "Related Information" section, select the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Capital Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916108

G00433-03 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Equity Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2007		2006	[1]	2005		2004		2003	[2]	2002
Net Asset Value, Beginning of Period	$16.34		$13.57		$13.42		$12.13		$9.73		$12.49
Income From Investment Operations:
Net investment income	0.20	[3]	0.37	[3]	0.31		0.28		0.24		0.20
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.76		2.72		0.12		1.25		2.36		(2.74)
TOTAL FROM INVESTMENT OPERATIONS	0.96		3.09		0.43		1.53		2.60		(2.54)
Less Distributions:
Distributions from net investment income	(0.46)		(0.32)		(0.28)		(0.24)		(0.20)		(0.22)
Net Asset Value, End of Period	$16.84		$16.34		$13.57		$13.42		$12.13		$9.73
Total Return [4]	6.02%		23.13%		3.33%		12.84%		27.27%		(20.74)%

Ratios to Average Net Assets:
Net expenses	1.16	% [5,6]	1.14	% [6]	1.14	% [6]	1.12	% [6]	1.15	% [6]	1.07	% [6]
Net investment income	2.45	% [5]	2.56%		2.09%		2.08%		2.18%		1.63%
Expense waiver/reimbursement [7]	0.09	% [5]	0.09%		0.04%		0.03%		0.01%		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,549		$57,998		$62,377		$72,907		$73,904		$61,430
Portfolio turnover	40%		60%		31%		55%		145%		81%

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 During the year ended December 31, 2003, the investment strategy of the Fund transitioned from a blended value/growth style to one focused on value.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004, 2003 and 2002 are 1.16%, 1.14%, 1.13%, 1.11%, 1.14% and 1.06%, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholders services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,060.20	$5.93
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.04	$5.81

1 Expenses are equal to the Fund's annualized net expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table

At June 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	27.4%
Energy	13.1%
Health Care	8.9%
Consumer Staples	8.8%
Telecommunication Services	8.5%
Industrials	8.3%
Consumer Discretionary	5.2%
Information Technology	4.7%
Materials	3.7%
Utilities	2.4%
Other Securities [2]	1.0%
Cash Equivalents [3]	8.2%
Other Assets and Liabilities--Net [4]	(0.2)%
TOTAL	100.0%

1 Except for Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include a corporate bond.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--83.0%
		Consumer Discretionary--4.2%
4,830		Autoliv, Inc.	$274,682
8,980		CBS Corp. (New), Class B	299,214
3,720		Dow Jones & Co.	213,714
6,640		Gannett Co., Inc.	364,868
12,230		Home Depot, Inc.	481,250
2,930		KB HOME	115,354
4,830		McClatchy Co., Class A	122,247
4,670		McDonald's Corp.	237,049
4,550		Tribune Co.	133,770
		TOTAL	2,242,148
		Consumer Staples--8.8%
3,830		Altria Group, Inc.	268,636
3,030		Anheuser-Busch Cos., Inc.	158,045
16,970		Coca-Cola Co.	887,701
9,770		Colgate-Palmolive Co.	633,584
7,190		Kimberly-Clark Corp.	480,939
17,939		Kraft Foods, Inc., Class A	632,350
9,060		PepsiCo, Inc.	587,541
2,180		Procter & Gamble Co.	133,394
19,320		Wal-Mart Stores, Inc.	929,485
		TOTAL	4,711,675
		Energy--11.7%
12,150		BP PLC, ADR	876,501
18,610		Chevron Corp.	1,567,706
8,690		ENI SpA, ADR	628,721
8,000		Enbridge, Inc.	270,240
3,880		Exxon Mobil Corp.	325,454
10,130		Hugoton Royalty Trust	255,580
10,310		Patterson-UTI Energy, Inc.	270,225
11,810		Royal Dutch Shell PLC, Class A, ADR	958,972
13,620		Total SA, Class B, ADR	1,102,948
		TOTAL	6,256,347
Shares			Value
		COMMON STOCKS--continued
		Financials--25.6%
10,663		Ace Ltd.	$666,651
7,680		Aflac, Inc.	394,752
9,580		Allstate Corp.	589,266
12,920		American Financial Realty Trust	133,334
43,592		Bank of America Corp.	2,131,213
7,770		Bank of New York Co., Inc.	321,989
52,110		Citigroup, Inc.	2,672,722
14,780		Freddie Mac	897,146
2,790		Hartford Financial Services Group, Inc.	274,843
3,220		Hospitality Properties Trust	133,598
13,690		MBIA Insurance Corp.	851,792
1,900		Morgan Stanley	159,372
9,420		Nationwide Financial Services, Inc., Class A	595,532
4,480		PartnerRe Ltd.	347,200
5,050		The Travelers Cos., Inc.	270,175
31,860		Wachovia Corp.	1,632,825
4,000		UBS AG	240,040
35,670		Wells Fargo & Co.	1,254,514
250		White Mountains Insurance Group, Inc.	151,505
		TOTAL	13,718,469
		Health Care--8.9%
9,400		AstraZeneca PLC, ADR	502,712
8,520		Biovail Corp.	216,578
7,200		Eli Lilly & Co.	402,336
14,430		GlaxoSmithKline PLC, ADR	755,699
8,630		Johnson & Johnson	531,781
83,840		Pfizer, Inc.	2,143,789
3,820		Wyeth	219,039
		TOTAL	4,771,934
		Industrials--8.3%
4,940		3M Co.	428,743
8,060		Avery Dennison Corp.	535,829
13,030		Dover Corp.	666,484
17,570		General Electric Co.	672,580
2,430		Illinois Tool Works, Inc.	131,682
4,790		Ingersoll-Rand Co., Class A	262,588
4,810		Kelly Services, Inc., Class A	132,083
13,860		Northrop Grumman Corp.	1,079,278
7,260		United Parcel Service, Inc.	529,980
		TOTAL	4,439,247
Shares			Value
		COMMON STOCKS--continued
		Information Technology--0.9%
2,770		Automatic Data Processing, Inc.	$134,262
14,030		Intel Corp.	333,353
		TOTAL	467,615
		Materials--3.7%
3,380		Alcoa, Inc.	136,991
4,510		Anglo American PLC, ADR	132,323
2,970		Dow Chemical Co.	131,333
1,640		Freeport-McMoRan Copper & Gold, Inc.	135,825
5,370		International Flavors & Fragrances, Inc.	279,992
2,160		PPG Industries, Inc.	164,398
6,570		Packaging Corp. of America	166,287
510		Rio Tinto PLC, ADR	156,121
10,020		Rohm & Haas Co.	547,894
4,750		Valspar Corp.	134,948
		TOTAL	1,986,112
		Telecommunication Services--8.5%
53,537		AT&T, Inc.	2,221,785
13,330		Deutsche Telekom AG, ADR	245,405
5,070		Embarq Corp.	321,286
4,800		France Telecommunications, ADR	131,904
25,170		NTT DoCoMo, Inc., ADR	397,686
5,930		Nippon Telegraph & Telephone Corp., ADR	131,468
13,470		Verizon Communications	554,560
37,266		Windstream Corp.	550,046
		TOTAL	4,554,140
		Utilities--2.4%
8,760		Duke Energy Corp.	160,308
12,160		Energy East Corp.	317,254
2,020		FirstEnergy Corp.	130,755
2,920		Progress Energy, Inc.	133,123
15,210		SCANA Corp.	582,391
		TOTAL	1,323,831
		TOTAL COMMON STOCKS (IDENTIFIED COST $36,387,204)	44,471,518
Shares or Principal Amount			Value
		PREFERRED STOCKS--8.0%
		Consumer Discretionary--1.0%
19,730		Credit Suisse First Boston, NY, Jones Apparel Group, Inc., Conv. Pfd.	$557,175
		Energy--1.4%
12,100	[1]	,2 Goldman Sachs Group, Inc., GlobalSantaFe Corp., PERCS	733,321
		Financials--1.8%
11,300	[1]	,2 Merrill Lynch & Co., Inc., RenaissanceRe Holdings Ltd., PERCS	692,860
3,195		XL Capital Ltd., Class A	269,306
		TOTAL	962,166
		Information Technology--3.8%
19,100	[1]	,2 Goldman Sachs Group, Inc., Linnear Technology Corp., PERCS	660,115
20,300	[1]	,2 Goldman Sachs Group, Inc., Maxim Integrated Products, Inc., PERCS	669,169
30,200	[1]	,2 Merrill Lynch & Co., Inc., Nokia Oyj, ADR, Class A, PERCS	695,657
		TOTAL	2,024,941
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,796,110)	4,277,603
		CORPORATE BOND--1.0%
		Financial--1.0%
$430,000		Merrill Lynch & Co., Inc., Conv. Bond, 0.000%, 3/13/2032 (IDENTIFIED COST $533,501)	526,969
		REPURCHASE AGREEMENT--8.2%
4,397,000		Interest in $2,000,000,000 joint repurchase agreement, 5.38%, dated 6/29/2007, under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,052,466,495 (AT COST).	4,397,000
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $45,113,815) [3]	53,673,090
		OTHER ASSETS AND LIABILITIES - NET--(0.2)%	(124,074)
		TOTAL NET ASSETS--100%	$53,549,016

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $3,451,122, which represented 6.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2007, these liquid restricted securities amounted to $3,451,122, which represented 6.4% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $45,113,815)		$53,673,090
Cash		39,672
Income receivable		97,857
Receivable for investments sold		1,555,098
Receivable for shares sold		804
TOTAL ASSETS		55,366,521
Liabilities:
Payable for investments purchased	$1,764,283
Payable for shares redeemed	27,844
Accrued expenses	25,378
TOTAL LIABILITIES		1,817,505
Net assets for 3,179,887 shares outstanding		$53,549,016
Net Assets Consist of:
Paid-in capital		$47,775,967
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		8,559,266
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(3,463,114)
Undistributed net investment income		676,897
TOTAL NET ASSETS		$53,549,016
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$53,549,016 ÷ 3,179,887 shares outstanding, no par value, unlimited shares authorized		$16.84

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $16,401)			$912,206
Interest (including income on securities loaned of $1,950)			85,157
TOTAL INCOME			997,363
Expenses:
Investment adviser fee (Note 5)		$207,507
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		4,848
Transfer and dividend disbursing agent fees and expenses		9,100
Directors'/Trustees' fees		957
Auditing fees		10,433
Legal fees		4,499
Portfolio accounting fees		22,610
Printing and postage		6,865
Insurance premiums		2,572
Miscellaneous		1,621
TOTAL EXPENSES		345,396
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(10,994)
Waiver of administrative personnel and services fee	(12,120)
Fees paid indirectly from directed brokerage arrangements	(1,979)
TOTAL WAIVERS AND EXPENSE REDUCTION		(25,093)
Net expenses			320,303
Net investment income			677,060
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			5,368,771
Net realized gain on written options			2,351
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,831,055)
Net realized and unrealized gain on investments, written options and foreign currency transactions			2,540,067
Change in net assets resulting from operations			$3,217,127

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2007	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$677,060	$1,541,998
Net realized gain on investments, futures contracts, written options and foreign currency transactions	5,371,122	6,907,177
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(2,831,055)	4,027,192
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,217,127	12,476,367
Distributions to Shareholders:
Distributions from net investment income	(1,545,578)	(1,377,651)
Share Transactions:
Proceeds from sale of shares	759,748	2,084,307
Net asset value of shares issued to shareholders in payment of distributions declared	1,545,578	1,377,651
Cost of shares redeemed	(8,425,490)	(18,940,199)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,120,164)	(15,478,241)
Change in net assets	(4,448,615)	(4,379,525)
Net Assets:
Beginning of period	57,997,631	62,377,156
End of period (including undistributed net investment income of $676,897 and $1,545,415, respectively)	$53,549,016	$57,997,631

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Equity Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide above-average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors;
  prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2007, the Fund had no net realized gains/losses on futures contracts.

At June 30, 2007, the Fund had no outstanding futures contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2007, the Fund had a realized gain of $2,351 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2006	--	$ --
Contracts written	27	2,439
Contracts expired	(23)	(2,087)
Contracts bought back	(4)	(352)
Outstanding at 6/30/2007	--	$ --

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2007, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2007	Year Ended 12/31/2006
Shares sold	46,189	142,181
Shares issued to shareholders in payment of distributions declared	96,478	98,757
Shares redeemed	(511,706)	(1,288,263)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(369,039)	(1,047,325)

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $45,113,815. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign exchange rates was $8,559,275. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,830,171 and net unrealized depreciation from investments for those securities having an excess of cost over value of $270,896.

At December 31, 2006, the Fund had a capital loss carryforward of $8,742,695 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,957,691
2010	$6,785,004

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the Adviser voluntarily waived $10,994 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 0.225% of average daily net assets of the Fund. FAS waived $12,120 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2007, the Fund did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2007, the Fund did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2007, the Fund's expenses were reduced by $1,979 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007, were as follows:

Purchases	$21,264,666
Sales	$30,643,836

7. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED EQUITY INCOME FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Prospectuses and Regulatory Reports" link on the Products home page under the "Related Information" section. This information is also available from the EDGAR database on the SEC's website at sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) Go to FederatedInvestors.com, select "Products," open the "Portfolio Holdings" link on the Products home page under the "Related Information" section, select the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investments in variable investment options involve investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Equity Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916801

G01305-01 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2007		2006 [1]	2005	2004	2003		2002
Net Asset Value, Beginning of Period	$11.34		$11.36	$11.60	$11.77	$11.98		$11.43
Income From Investment Operations:
Net investment income	0.25		0.52	0.46	0.45 [2]	0.43	[2]	0.53 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.18)		(0.07)	(0.24)	(0.03)	(0.15)		0.46
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.45	0.22	0.42	0.28		0.99
Less Distributions:
Distributions from net investment income	(0.50)		(0.47)	(0.46)	(0.53)	(0.43)		(0.44)
Distributions from net realized gain on investments	--		--	--	(0.06)	(0.06)		--
TOTAL DISTRIBUTIONS	(0.50)		(0.47)	(0.46)	(0.59)	(0.49)		(0.44)
Net Asset Value, End of Period	$10.91		$11.34	$11.36	$11.60	$11.77		$11.98
Total Return [3]	0.56%		4.14%	2.03%	3.61%	2.37%		9.05%

Ratios to Average Net Assets:
Net expenses	0.73	% [4]	0.72%	0.72%	0.72%	0.72%		0.72%
Net investment income	4.81	% [4]	4.54%	4.16%	3.91%	3.68%		4.58%
Expense waiver/reimbursement [5]	0.01	% [4]	0.02%	0.01%	0.01%	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$410,492		$407,704	$391,331	$377,368	$405,418		$489,235
Portfolio turnover [7]	18%		109%	92%	60%	70%		82%

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

7 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,005.60	$3.63
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.17	$3.66

1 Expenses are equal to the Fund's annualized net expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of the expenses.

Portfolio of Investments Summary Table

At June 30, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	79.4%
U.S. Government Agency Securities	12.8%
U.S. Treasury Securities	10.7%
Non-Agency Mortgage-Backed Securities	6.0%
Derivative Contracts [2]	0.0%
Repurchase Agreements--Cash	5.1%
Repurchase Agreements--Collateral [3]	8.1%
Other Assets and Liabilities--Net [4]	(22.1)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 The impact of a derivative contract on the Fund's performance may be larger than its relative market value would indicate. In many cases, the value of securities underlying a derivative contract or the notional amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's derivative contracts, including such underlying or notional values, can be found in the table at the end of the Portfolio of Investments included in this Semi-Annual Report.

3 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2007 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--10.7%
$1,000,000		United States Treasury Bonds, 6.000%, 2/15/2026	$1,091,455
1,700,000	[1]	United States Treasury Bonds, 6.125%, 11/15/2027	1,895,066
1,000,000		United States Treasury Bonds, 6.250%, 8/15/2023	1,110,010
3,170,000		United States Treasury Bonds, 7.500%, 11/15/2016 - 11/15/2024	3,767,954
3,050,000		United States Treasury Bonds, 7.625%, 2/15/2025	3,884,467
1,100,000		United States Treasury Bonds, 8.000%, 11/15/2021	1,407,094
2,000,000		United States Treasury Notes, 3.500%, 11/15/2009	1,938,205
3,100,000	[1]	United States Treasury Notes, 3.875%, 5/15/2010	3,017,398
2,500,000		United States Treasury Notes, 4.250%, 8/15/2015	2,371,270
1,800,000	[1]	United States Treasury Notes, 4.500%, 5/15/2017	1,725,750
6,700,000		United States Treasury Notes, 4.750%, 1/31/2012	6,650,092
5,860,000	[1]	United States Treasury Notes, 5.125%, 5/15/2016	5,891,314
9,208,980	[1]	U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016	9,112,649
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $43,911,085)	43,862,724
		GOVERNMENT AGENCIES--12.8%
4,000,000		Federal Farm Credit System, 4.180%, 9/22/2010	3,879,549
7,000,000		Federal Farm Credit System, 5.150%, 12/6/2010	6,981,945
4,000,000	[2]	Federal Farm Credit System, 5.375%, 7/18/2011	4,018,120
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028	7,416,026
1,245,000		Federal Farm Credit System, 6.000%, 6/11/2008	1,252,565
3,000,000		Federal Home Loan Bank System, 4.250%, 9/12/2008	2,963,682
3,100,000		Federal Home Loan Bank System, 5.250%, 8/5/2009	3,101,867
750,000		Federal Home Loan Bank System, 6.185%, 5/6/2008	755,075
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,310,335
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,410,524
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	82,214
1,500,000		Federal National Mortgage Association, 6.000%, 5/15/2008	1,508,306
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	1,742,766
4,000,000		Tennessee Valley Authority, 5.375%, 11/13/2008	4,009,731
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,008,240
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,035,442
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $53,106,986)	52,476,387
		MORTGAGE--BACKED SECURITIES--60.3%
		Federal Home Loan Mortgage Corp.--27.7%
11,933,890		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 10/1/2020	11,361,061
33,923,187		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 7/1/2037	32,131,763
35,282,998		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 6/1/2036	34,155,001
21,689,304		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 8/1/2037	21,495,251
11,761,786		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 8/1/2037	11,885,713
2,287,980		Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 - 4/1/2032	2,374,008
185,635		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	194,680
28,872		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	30,658
18,778		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	20,190
		TOTAL	113,648,325
Principal Amount			Value
		MORTGAGE--BACKED SECURITIES--continued
		Federal National Mortgage Association - 27.2%
$6,277,241		Federal National Mortgage Association, 4.500%, 12/1/2019 - 9/1/2035	$5,837,836
8,115,888		Federal National Mortgage Association, 5.000%, 3/1/2034 - 11/1/2035	7,637,866
35,898,328	[3]	Federal National Mortgage Association, 5.500%, 7/1/2022 - 1/1/2036	34,870,854
42,518,043	[3]	Federal National Mortgage Association, 6.000%, 5/1/2014 - 7/1/2037	42,157,392
19,230,905		Federal National Mortgage Association, 6.500%, 6/1/2029 - 8/1/2037	19,404,754
1,361,372		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	1,409,506
140,880		Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031	147,384
31,894		Federal National Mortgage Association, 8.000%, 7/1/2030	33,391
		TOTAL	111,498,983
		Government National Mortgage Association -- 5.4%
3,909,930		Government National Mortgage Association, 5.000%, 7/15/2034	3,706,477
5,488,700		Government National Mortgage Association, 5.500%, 4/20/2036 - 7/20/2037	5,316,184
10,507,049	[3]	Government National Mortgage Association, 6.000%, 4/15/2032 - 7/15/2037	10,452,736
2,280,651		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	2,330,062
115,510		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	120,613
128,012		Government National Mortgage Association, 8.000%, 12/15/2029 - 4/15/2030	135,461
58,458		Government National Mortgage Association, 9.500%, 11/15/2016	63,876
		TOTAL	22,125,409
		TOTAL MORTGAGE--BACKED SECURITIES (IDENTIFIED COST $247,482,209)	247,272,717
		COLLATERALIZED MORTGAGE OBLIGATIONS--17.2%
3,442,290		CS First Boston Mortgage Securities Corp., 2005-7, Class 4A3, 5.000%, 8/25/2020	3,303,756
3,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,921,390
3,211,925		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	3,355,619
7,528,702		Federal Home Loan Mortgage Corp. REMIC 3144 FB, 5.670%, 4/15/2036	7,534,033
5,448,871		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 5.630%, 6/15/2036	5,439,867
5,200,000		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 5.700%, 7/15/2036	5,224,705
1,828,339		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 5.720%, 8/15/2036	1,830,630
5,000,000		Federal Home Loan Mortgage Corp. REMIC 3260 PF, 5.620%, 1/15/2037	5,011,192
1,137,928		Federal National Mortgage Association REMIC 2005-63 FC, 5.570%, 10/25/2031	1,132,816
1,613,046		Federal National Mortgage Association REMIC 2006-43 FL, 5.720%, 6/25/2036	1,618,013
5,233,520		Federal National Mortgage Association REMIC 2006-58 FP, 5.620%, 7/25/2036	5,232,550
6,449,987		Federal National Mortgage Association REMIC 2006-81 FB, 5.670%, 9/25/2036	6,462,766
6,720,993		Federal National Mortgage Association REMIC 2006-85 PF, 5.700%, 9/25/2036	6,735,872
2,187,904		Federal National Mortgage Association REMIC 2006-93 FM, 5.700%, 10/25/2036	2,187,378
396,019		Federal National Mortgage Association REMIC 361 1, 0.000%, 10/1/2035	294,277
1,861,970		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,787,101
2,354,319		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	2,280,990
3,615,101		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.538%, 11/25/2034	3,556,576
2,319,284		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.520%, 5/19/2047	2,318,580
2,478,933		Washington Mutual 2006-AR1, Class 2A1B, 6.099%, 1/25/2046	2,482,632
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $71,058,130)	70,710,743
		ADJUSTABLE RATE MORTGAGES--6.5%
9,693,622		Federal Home Loan Mortgage Corp. ARM, 5.675%, 9/1/2036	9,710,337
3,345,941		Federal National Mortgage Association ARM, 5.290%, 1/1/2037	3,342,489
6,715,236		Federal National Mortgage Association ARM, 5.380%, 1/1/2037	6,722,389
6,999,599		Federal National Mortgage Association ARM, 5.600%, 2/1/2037	6,984,405
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $26,877,941)	26,759,620
Principal Amount			Value
		ASSET-BACKED SECURITIES--1.4%
$3,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	$2,958,536
3,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	2,952,273
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,031,571)	5,910,809
		REPURCHASE AGREEMENTS--13.2%
10,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/25/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,060,000,967 (purchased with proceeds from securities lending collateral).	10,000,000
8,000,000	[4]	Interest in $71,529,000 joint repurchase agreement 5.26%, dated 6/20/2007 under which Credit Suisse First Boston LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 6/20/2037 for $71,832,084 on 7/19/2007. The market value of the underlying securities at the end of the period was $73,876,975 (segregated pending settlement of dollar-roll transactions).	8,000,000
20,834,000		Interest in $2,000,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,052,466,495.	20,834,000
11,408,000		Interest in $4,800,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2044 for $4,802,152,000 on 7/2/2007. The market value of the underlying securities at the end of the period was $4,932,524,583 (purchased with proceeds from securities lending collateral).	11,408,000
4,078,000	[4]	Interest in $78,048,000 joint repurchase agreement 5.26%, dated 6/18/2007 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/15/2037 for $78,378,707 on 7/17/2007. The market value of the underlying securities at the end of the period was $80,521,289 (segregated pending settlement of dollar-roll transactions).	4,078,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	54,320,000
		TOTAL INVESTMENTS--122.1% (IDENTIFIED COST $502,787,922) [5]	501,313,000
		OTHER ASSETS AND LIABILITIES - NET--(22.1)%	(90,820,837)
		TOTAL NET ASSETS--100%	$410,492,163

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3 All or a portion of these securities are subject to dollar-roll transactions.

4 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 Also represents cost for federal tax purposes.

At June 30, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation )
[6] U.S. Treasury Notes 2-Year Long Futures	222	$ 45,239,438	September 2007	$38,909
[6] U.S. Treasury Bond Short Futures	74	$ 7,973,500	September 2007	$(55,812)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(16,903)

6 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Investments in repurchase agreements	$54,320,000
Investments in securities	446,993,000
Total investments in securities, at value, including $20,473,453 of securities loaned (identified cost $502,787,922)		$501,313,000
Cash		764
Income receivable		2,835,533
Receivable for investments sold		77,972,663
Receivable for shares sold		156,952
TOTAL ASSETS		582,278,912
Liabilities:
Payable for investments purchased	150,229,008
Payable for shares redeemed	127,363
Payable for daily variation margin	5,781
Payable for collateral due to broker for securities loaned	21,408,000
Payable for Directors'/Trustees' fees	34
Accrued expenses	16,563
TOTAL LIABILITIES		171,786,749
Net assets for 37,608,772 shares outstanding		$410,492,163
Net Assets Consist of:
Paid-in capital		$412,371,219
Net unrealized depreciation of investments and futures contracts		(1,491,825)
Accumulated net realized loss on investments and futures contracts		(10,326,553)
Undistributed net investment income		9,939,322
TOTAL NET ASSETS		$410,492,163
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$410,492,163 ÷ 37,608,772 shares outstanding, no par value, unlimited shares authorized		$10.91

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Interest (including income on securities loaned of $5,936)			$11,454,899
Expenses:
Investment adviser fee (Note 5)		$1,239,130
Administrative personnel and services fee (Note 5)		163,497
Custodian fees		17,233
Transfer and dividend disbursing agent fees and expenses		9,295
Directors'/Trustees' fees		2,514
Auditing fees		9,174
Legal fees		4,557
Portfolio accounting fees		49,074
Printing and postage		27,175
Insurance premiums		3,399
Miscellaneous		1,463
TOTAL EXPENSES		1,526,511
Waivers (Note 5):
Waiver of investment adviser fee	$(7,908)
Waiver of administrative personnel and services fee	(6,127)
TOTAL WAIVERS		(14,035)
Net expenses			1,512,476
Net investment income			9,942,423
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(2,394,613)
Net realized gain on futures contracts			7,057
Net change in unrealized appreciation of investments			(5,209,593)
Net change in unrealized depreciation of futures contracts			(16,903)
Net realized and unrealized loss of investments and futures contracts			(7,614,052)
Change in net assets resulting from operations			$2,328,371

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2007	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,942,423	$18,016,575
Net realized loss on investments and futures contracts	(2,387,556)	(5,142,074)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(5,226,496)	3,569,217
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,328,371	16,443,718
Distributions to Shareholders:
Distributions from net investment income	(18,357,502)	(16,260,034)
Share Transactions:
Proceeds from sale of shares	27,559,250	75,662,379
Net asset value of shares issued to shareholders in payment of distributions declared	18,357,502	16,260,034
Cost of shares redeemed	(27,099,176)	(75,732,959)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,817,576	16,189,454
Change in net assets	2,788,445	16,373,138
Net Assets:
Beginning of period	407,703,718	391,330,580
End of period (including undistributed net investment income of $9,939,322 and $18,354,401, respectively)	$410,492,163	$407,703,718

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for investments in other open-end registered investment companies, based on net asset value; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2007, the Fund had net realized gains on futures contracts of $7,057.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Dollar-Roll Transactions

The Fund enters into dollar-roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar-roll transactions, which are treated as purchase and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return. Dollar-rolls are subject to interest rate and credit risks.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$20,473,453	$21,408,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2007	Year Ended 12/31/2006
Shares sold	2,441,094	6,809,881
Shares issued to shareholders in payment of distributions declared	1,662,817	1,494,488
Shares redeemed	(2,437,995)	(6,821,295)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,665,916	1,483,074

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $502,787,922. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,474,922. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,425,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,900,271.

At December 31, 2006, the Fund had a capital loss carryforward of $8,714,125 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$ 1,312,279
2013	$1,086,530
2014	$6,315,316

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the Adviser voluntarily waived $7,908 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,127 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2007, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended June 30, 2007, were as follows:

Purchases	$9,046,435
Sales	$11,007,480

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Prospectuses and Regulatory Reports" link on the Products home page under the "Related Information" section. This information is also available from the EDGAR database on the SEC's website at sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information on Federated's website. Go to FederatedInvestors.com, select "Products," open the "Portfolio Holdings" link on the Products home page under the "Related Information" section, select the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Fund for U.S. Government Securities II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916207

G00433-01 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2007

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$7.85		$7.74		$8.20		$7.99		$7.08		$7.72
Income From Investment Operations:
Net investment income	0.28	[2]	0.58	[2]	0.57	[2]	0.58	[2]	0.59	[2]	0.67 [2]
Net realized and unrealized gain (loss) on investments	(0.04)		0.20		(0.37)		0.21		0.89		(0.55)
TOTAL FROM INVESTMENT OPERATIONS	0.24		0.78		0.20		0.79		1.48		0.12
Less Distributions:
Distributions from net investment income	(0.62)		(0.67)		(0.66)		(0.58)		(0.57)		(0.76)
Net Asset Value, End of Period	$7.47		$7.85		$7.74		$8.20		$7.99		$7.08
Total Return [3]	3.15%		10.80%		2.66%		10.46%		22.22%		1.39%

Ratios to Average Net Assets:
Net expenses	0.76	% [4]	0.77%		0.75%		0.74%		0.75%		0.77%
Net investment income	7.32	% [4]	7.66%		7.40%		7.44%		7.95%		9.30%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$221,611		$236,432		$248,538		$311,095		$324,216		$231,305
Portfolio turnover	27%		38%		33%		55%		53%		40%

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$7.81		$7.70		$8.17		$7.97		$7.08		$7.72
Income From Investment Operations:
Net investment income	0.27	[2]	0.56	[2]	0.55	[2]	0.56	[2]	0.57	[2]	0.63 [2]
Net realized and unrealized gain (loss) on investments	(0.03)		0.20		(0.38)		0.20		0.88		(0.51)
TOTAL FROM INVESTMENT OPERATIONS	0.24		0.76		0.17		0.76		1.45		0.12
Less Distributions:
Distributions from net investment income	(0.61)		(0.65)		(0.64)		(0.56)		(0.56)		(0.76)
Net Asset Value, End of Period	$7.44		$7.81		$7.70		$8.17		$7.97		$7.08
Total Return [3]	3.05%		10.57%		2.27%		10.16%		21.79%		1.36%

Ratios to Average Net Assets:
Net expenses	1.01	% [4]	1.02%		1.00%		0.99%		1.00%		1.00%
Net investment income	7.07	% [4]	7.42%		7.14%		7.19%		7.66%		9.03%
Expense waiver/reimbursement [5]	0.00	% [4,6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,177		$97,175		$89,627		$111,572		$97,600		$51,062
Portfolio turnover	27%		38%		33%		55%		53%		40%

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,031.50	$3.83
Service Shares	$1,000	$1,030.50	$5.08
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.03	$3.81
Service Shares	$1,000	$1,019.79	$5.06

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.76%
Service Shares	1.01%

Portfolio of Investments Summary Table

At June 30, 2007, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets
Media--Non-Cable	9.8%
Health Care	7.2%
Industrial--Other	6.8%
Food & Beverage	6.4%
Chemicals	5.6%
Utility--Natural Gas	5.3%
Consumer Products	5.1%
Gaming	4.8%
Utility--Electric	4.6%
Technology	4.4%
Energy	3.7%
Other [2]	30.9%
Cash Equivalents [3]	2.1%
Other Assets and Liabilities--Net [4]	3.3%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Portfolio of Investments

June 30, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Diversified--1.1%
$3,740,000	[1,2]	Trains HY-2006-1, Class A, 7.548%, 5/1/2016 (IDENTIFIED COST $3,828,825)	$3,681,233
		CORPORATE BONDS--93.0%
		Aerospace/Defense--2.2%
1,125,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	1,096,875
1,025,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	994,250
1,000,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%, 4/1/2015	1,032,500
400,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A, 9.75%, 4/1/2017	419,000
725,000		K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	772,125
2,550,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,416,125
475,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	482,125
		TOTAL	7,213,000
		Automotive--3.4%
625,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	585,937
1,400,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	1,125,250
1,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.105%, 1/13/2012	1,672,320
1,450,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	1,396,788
450,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	472,730
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,223,231
1,800,000		General Motors Corp., Deb., 7.40%, 9/1/2025	1,525,500
425,000		General Motors Corp., Note, 7.125%, 7/15/2013	400,031
1,025,000		General Motors Corp., Note, 8.375%, 7/15/2033	940,437
375,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	388,125
1,250,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,296,875
		TOTAL	11,027,224
		Building Materials--1.3%
341,000		Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2012	344,410
325,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	323,375
500,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	518,750
600,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	552,000
375,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	273,750
500,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	478,750
1,400,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	1,470,000
225,000		Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	226,687
		TOTAL	4,187,722
		Chemicals--5.3%
1,025,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	973,750
1,200,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	1,197,000
875,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	903,437
350,000		Equistar Chemicals LP, Company Guarantee, 6.875%, 6/15/2017	339,500
384,815		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	402,132
525,000		Equistar Chemicals LP, Sr. Sub. Note, 10.875%, 5/1/2009	525,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--continued
$1,750,000		Equistar Chemicals LP, Sr. Unsecd. Note, 8.25%, 9/15/2016	$1,837,500
1,650,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	1,716,000
1,275,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	1,354,687
779,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	835,477
300,000	[1,2]	Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014	304,500
675,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	693,562
664,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	607,560
1,400,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,459,500
975,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	938,437
975,000		PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013	1,038,375
1,175,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	1,139,750
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	667,170
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	239,529
		TOTAL	17,172,866
		Construction Machinery--0.3%
925,000		Case New Holland, Sr. Note, 9.25%, 8/1/2011	974,210
975,000	[3,4]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
		TOTAL	974,210
		Consumer Products--5.1%
1,275,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	1,153,875
498,126		AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012	549,184
675,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	683,437
1,100,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	1,116,500
1,450,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	1,397,437
1,225,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	1,215,812
2,325,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	2,144,812
2,050,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	2,050,000
625,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	593,750
1,625,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	1,677,812
750,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	772,500
400,000		Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015	323,500
1,425,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	1,254,000
1,375,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,436,875
		TOTAL	16,369,494
		Energy--3.7%
1,175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,128,000
1,175,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,130,937
1,375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,405,937
125,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	125,625
350,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	356,125
400,000		Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017	392,000
650,000	[1,2]	Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	659,750
850,000	[1,2]	Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	828,750
275,000		Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015	261,937
500,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	487,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy--continued
$750,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016	$780,000
275,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	266,062
600,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	580,500
1,125,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,072,203
450,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	428,625
900,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	897,750
275,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	261,937
350,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	355,250
650,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	661,375
		TOTAL	12,080,263
		Entertainment--1.2%
1,700,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	1,555,500
775,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 10.07%, 4/1/2012	778,875
1,300,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	1,381,250
		TOTAL	3,715,625
		Environmental--1.4%
1,400,000		Allied Waste North America, Inc., Company Guarantee, Series B, 9.25%, 9/1/2012	1,471,750
1,450,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	1,424,625
500,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	486,250
600,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	642,000
488,000		Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	541,333
		TOTAL	4,565,958
		Financial Institutions--1.8%
850,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	824,500
1,900,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	1,870,618
2,150,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	2,204,492
925,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	929,625
		TOTAL	5,829,235
		Food & Beverage--6.4%
2,150,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	2,010,250
775,000	[1,2]	Aramark Corp., Floating Rate Note - Sr. Note, 8.86%, 2/1/2015	790,500
700,000	[1,2]	Aramark Corp., Sr. Note, 8.50%, 2/1/2015	715,750
1,225,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	1,231,125
950,000		Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008	959,500
850,000	[1,2]	Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	833,000
325,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	318,500
975,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	989,625
1,450,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,392,000
1,825,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	1,747,437
1,100,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	1,100,000
1,625,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,649,375
700,000	[1,2]	Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014	816,929
1,075,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	1,096,500
1,000,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	995,000
800,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	776,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Beverage--continued
$800,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	$774,000
1,425,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	1,346,625
800,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	816,000
325,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	326,625
		TOTAL	20,684,741
		Gaming--4.8%
475,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	470,250
550,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	573,375
675,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	675,000
1,050,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	989,625
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	1,174,219
1,275,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	1,160,250
700,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	667,625
625,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	642,187
1,050,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	1,097,250
375,000		MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012	396,562
1,175,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	1,179,406
1,100,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	1,166,000
800,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	823,040
850,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	875,500
975,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	989,625
400,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	405,500
500,000		Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016	497,500
675,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	708,750
1,000,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	968,750
		TOTAL	15,460,414
		Health Care--7.2%
650,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	705,250
950,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	947,625
825,000	[1,2]	Advanced Medical Optics, Inc., Sr. Sub. Note, 7.50%, 5/1/2017	783,750
675,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	637,875
1,175,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	1,298,375
1,000,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	982,673
1,000,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	852,500
1,175,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	1,001,687
2,050,000	[1,2]	HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016	2,188,375
2,950,000	[1,2]	HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	3,178,625
1,375,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,491,875
1,000,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	955,000
1,150,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	1,142,812
44,000		Triad Hospitals, Inc., Sr. Sub., 7.00%, 11/15/2013	46,363
775,000	[1,2]	United Surgical Partners International, Inc., 9.25%, 5/1/2017	780,812
200,000	[1,2]	United Surgical Partners International, Inc., Sr. Sub. Note, 8.875%, 5/1/2017	201,500
250,000	[1,2]	Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.759%, 6/1/2015	251,250
200,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	199,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Health Care--continued
$975,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	$970,125
1,025,000	[1,2]	Varietal Distribution, Unsecd. Note, Series 144A, 10.25%, 7/15/2015	1,027,562
600,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	588,000
1,225,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	1,214,281
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	223,312
375,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	379,688
1,138,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,149,380
		TOTAL	23,197,695
		Industrial - Other--6.7%
1,825,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	1,820,438
725,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	743,125
1,375,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	1,443,750
950,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	1,009,375
450,000	[1,2]	Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	445,500
725,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	764,875
325,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 9.235%, 12/15/2013	333,125
600,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	633,000
1,550,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,639,125
750,000	[1,2]	General Cable Corp., Floating Rate Note - Sr. Note, 7.725%, 4/1/2015	753,750
400,000	[1,2]	General Cable Corp., Sr. Note, 7.125%, 4/1/2017	398,000
44,000		Goodyear Tire & Rubber Co., 9.00%, 7/1/2015	47,630
850,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	879,750
975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	987,188
1,875,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,823,438
375,000	[1,2]	Mueller Water Products, Inc., Sr. Sub. Note, 7.375%, 6/1/2017	373,729
1,150,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	1,213,250
975,000	[1,2]	Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	999,375
1,212,740		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	1,279,441
700,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	714,000
925,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	982,813
625,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	521,875
950,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	973,750
800,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	790,000
		TOTAL	21,570,302
		Lodging--1.1%
600,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	596,250
475,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	467,875
1,300,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,304,875
800,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	807,415
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	273,076
		TOTAL	3,449,491
		Media - Cable--1.9%
300,000		CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009	306,750
500,000		CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008	505,000
575,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	580,031
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Cable--continued
$500,000		Charter Communications Holdings II, Company Guarantee, 10.25%, 10/1/2013	$537,500
2,075,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	2,178,750
1,525,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,677,500
450,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	429,750
		TOTAL	6,215,281
		Media - Non-Cable--9.8%
1,252,632		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,340,316
425,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	454,750
1,600,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	1,664,000
325,000		CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011	329,875
450,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	424,125
1,251,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	1,315,114
1,800,000		Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008	1,800,000
850,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	813,875
1,450,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	1,471,750
2,625,000		Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	2,953,125
2,175,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	1,799,813
800,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	824,000
725,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	690,563
200,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	190,500
725,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	726,813
725,000	[1,2]	Local TV Finance LLC/Local TV Finance Corp., Sr. Unsecd. Note, 9.25%, 6/15/2015	721,375
725,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	781,188
812,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	850,570
750,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	765,000
1,225,000		R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	1,309,219
950,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	904,875
525,000		R.H. Donnelly Corp, Sr. Disc. Note, Series W1, 6.875%, 1/15/2013	500,063
1,000,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	1,045,000
2,022,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	2,173,650
750,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	826,875
875,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	822,500
19,360		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.00%, 3/15/2012	19,940
1,400,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,533,000
275,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	272,938
1,800,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	1,899,000
475,000		XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014	467,875
		TOTAL	31,691,687
		Metals & Mining--1.0%
750,000	[1,2]	Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	760,313
625,000	[1,2]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	623,438
900,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	963,000
869,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	896,156
625,000	[3]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	0
		TOTAL	3,242,907
Principal Amount			Value
		CORPORATE BONDS--continued
		Packaging--1.6%
$1,500,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	$1,443,750
975,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	992,063
1,300,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	1,313,000
325,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	338,000
675,000		Owens-Brockway Glass Container, Inc., Sr. Note, 6.75%, 12/1/2014	661,500
450,000	[1,2]	Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015	468,000
141,585	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	6,570
		TOTAL	5,222,883
		Paper--1.2%
1,550,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,617,813
724,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	722,190
107,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	112,618
1,375,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,509,063
		TOTAL	3,961,684
		Restaurants--0.6%
800,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	824,000
500,000		El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013	530,000
700,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 7.86%, 3/15/2014	708,750
		TOTAL	2,062,750
		Retailers--3.1%
275,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	272,938
300,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 7.355%, 4/15/2013	300,750
1,250,000	[1,2]	Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017	1,146,875
1,700,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,721,250
972,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	967,140
925,000	[1,2]	General Nutrition Center, Floating Rate Note - Sr. Note, 9.796%, 3/15/2014	897,250
1,475,000		NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	1,364,375
1,175,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	1,172,063
300,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	292,500
1,150,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,118,375
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	675,000
		TOTAL	9,928,516
		Services--0.8%
1,550,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,627,500
775,000		West Corp., Sr. Note, 9.50%, 10/15/2014	798,250
		TOTAL	2,425,750
		Technology--4.4%
1,375,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,357,813
475,000	[1,2]	CHR Intermediate Holding Corp., Floating Rate Note - Sr. Note, 12.61%, 6/1/2013	473,219
875,000	[1,2]	Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014	945,000
425,000		Deluxe Corp., 5.125%, 10/1/2014	363,375
150,000	[1,2]	Deluxe Corp., Sr. Note, 7.375%, 6/1/2015	150,000
825,000	[1,2]	Firestone Acquisition Corp., Sr. Note, 8.875%, 12/15/2014	792,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--continued
$600,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	$441,000
1,300,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	1,319,500
1,025,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,109,563
1,200,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,350,000
875,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	844,375
569,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.849%, 4/1/2012	603,140
1,448,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	1,489,630
1,275,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,354,688
1,300,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	1,375,664
325,000		Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016	327,544
		TOTAL	14,296,511
		Textile--0.3%
775,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	821,500
		Tobacco--0.5%
1,475,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	1,581,348
		Transportation--1.1%
700,000	[3]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049	0
900,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	942,750
1,475,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	1,637,250
200,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	201,000
800,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	812,000
800,000	[3,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	3,593,000
		Utility - Electric--4.6%
250,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	254,521
825,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	850,130
1,700,000	[1,2]	Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	1,589,500
1,175,000	[1,2]	Edison Mission Energy, Sr. Note, 7.00%, 5/15/2017	1,113,313
2,075,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	2,075,000
394,263	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	384,984
500,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	502,500
1,075,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,081,719
1,725,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,733,625
100,000		Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012	102,331
500,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	490,926
725,000		Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018	736,142
275,000		Northwestern Corp., Note, 5.875%, 11/1/2014	267,259
1,700,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	1,836,233
675,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	666,941
300,000		TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	307,496
850,000		TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014	725,838
		TOTAL	14,718,458
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--5.3%
$1,350,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	$1,333,125
1,675,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,704,575
1,400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,316,000
1,350,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,285,875
200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	196,776
950,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	983,906
1,075,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	1,112,625
650,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	655,814
1,000,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	990,000
1,925,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	2,266,876
375,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	405,390
1,125,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	1,265,625
325,000		Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016	327,438
2,250,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	2,385,000
775,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	837,000
		TOTAL	17,066,025
		Wireless Communications--2.7%
550,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.099%, 1/1/2013	577,500
800,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	862,000
800,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	847,000
700,000	[1,2]	Digicel Ltd., Sr. Note, 9.875%, 1/15/2015	692,125
825,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	855,938
525,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	544,688
800,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	803,868
1,475,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	1,492,752
225,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012	237,835
900,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	958,694
900,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	976,262
		TOTAL	8,848,662
		Wireline Communications--2.2%
700,000		Citizens Communications Co., 9.00%, 8/15/2031	724,500
4,275,000		Qwest Corp., Note, 8.875%, 3/15/2012	4,627,688
825,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	868,427
700,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	743,750
		TOTAL	6,964,365
		TOTAL CORPORATE BONDS (IDENTIFIED COST $298,549,490)	300,139,567
		PREFERRED STOCK--0.0%
		Media - Non-Cable--0.0%
42	[3]	Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)	1,050
Shares or Principal Amount			Value
		COMMON STOCKS & WARRANTS--0.5%
		Chemicals--0.3%
332	[3]	General Chemical Industrial Products, Inc.	$574,214
192	[3]	General Chemical Industrial Products, Inc., Warrants	294,553
142	[3]	General Chemical Industrial Products, Inc., Warrants	192,203
		TOTAL	1,060,970
		Consumer Products--0.0%
580	[1,3]	Sleepmaster LLC	6
		Industrial - Other--0.1%
156,932	[1,3]	ACP Holdings Corp., Warrants	192,242
		Media - Cable--0.1%
7,305		Virgin Media, Inc.	178,023
		Media - Non-Cable--0.0%
425	[1,3]	Advanstar, Inc., Warrants	378
850	[3]	XM Satellite Radio, Inc., Warrants	2,444
7,700	[3]	Ziff Davis Media, Inc., Warrants	77
		TOTAL	2,899
		Metals & Mining--0.0%
625	[1,3]	Republic Technologies International, Inc., Warrants	0
23,013	[1,3]	Royal Oak Mines, Inc.	357
		TOTAL	357
		Other--0.0%
71	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
3	[1,3]	Pliant Corp.	0
15,500	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		Paper--0.0%
2,336	[3]	Smurfit Kappa Group PLC	58,778
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $2,135,143)	1,493,275
		REPURCHASE AGREEMENT--2.1%
$6,858,000		Interest in $2,000,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,052,466,495 (AT COST).	6,858,000
		TOTAL INVESTMENTS--96.7% (IDENTIFIED COST $311,371,458) [5]	312,173,125
		OTHER ASSETS AND LIABILITIES - NET--3.3%	10,614,872
		TOTAL NET ASSETS--100%	$322,787,997

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $61,724,653, which represented 19.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2007, these liquid restricted securities amounted to $61,525,100, which represented 19.1% of total net assets.

3 Non-income producing security.

4 Principal amount and interest were not paid upon final maturity.

5 The cost of investments for federal tax purposes amounts to $311,681,883.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $311,371,458)		$312,173,125
Cash		3,984,043
Income receivable		5,830,350
Receivable for investments sold		637,196
Receivable for shares sold		936,690
TOTAL ASSETS		323,561,404
Liabilities:
Payable for investments purchased	$650,446
Payable for shares redeemed	84,678
Payable for Directors'/Trustees' fee	17
Payable for distribution services fee (Note 5)	21,521
Accrued expenses	16,745
TOTAL LIABILITIES		773,407
Net assets for 43,265,483 shares outstanding		$322,787,997
Net Assets Consist of:
Paid-in capital		$381,203,183
Net unrealized appreciation of investments		801,667
Accumulated net realized loss on investments		(70,787,125)
Undistributed net investment income		11,570,272
TOTAL NET ASSETS		$322,787,997
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$221,610,723 ÷ 29,671,013 shares outstanding, no par value, unlimited shares authorized		$7.47
Service Shares:
$101,177,274 ÷ 13,594,470 shares outstanding, no par value, unlimited shares authorized		$7.44

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Dividends		$2,202
Interest		13,384,665
TOTAL INCOME		13,386,867
Expenses:
Investment adviser fee (Note 5)	$993,728
Administrative personnel and services fee (Note 5)	131,118
Custodian fees	9,084
Transfer and dividend disbursing agent fees and expenses	18,212
Directors'/Trustees' fees	2,064
Auditing fees	11,902
Legal fees	4,537
Portfolio accounting fees	57,243
Distribution services fee--Service Shares (Note 5)	126,141
Printing and postage	36,695
Insurance premiums	3,057
Miscellaneous	1,687
TOTAL EXPENSES	1,395,468
Waiver of administrative personnel and services fee (Note 5)	(4,914)
Net expenses		1,390,554
Net investment income		11,996,313
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		1,920,705
Net change in unrealized appreciation of investments		(3,587,633)
Net realized and unrealized loss on investments		(1,666,928)
Change in net assets resulting from operations		$10,329,385

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2007	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,996,313	$24,744,260
Net realized gain (loss) on investments	1,920,705	(122,527)
Net change in unrealized appreciation/depreciation of investments	(3,587,633)	8,868,049
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,329,385	33,489,782
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(17,755,579)	(20,633,852)
Service Shares	(7,315,449)	(7,497,366)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,071,028)	(28,131,218)
Share Transactions:
Proceeds from sale of shares	44,801,136	79,885,070
Net asset value of shares issued to shareholders in payment of distributions declared	24,266,460	26,950,745
Cost of shares redeemed	(65,145,600)	(116,752,295)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,921,996	(9,916,480)
Change in net assets	(10,819,647)	(4,557,916)
Net Assets:
Beginning of period	333,607,644	338,165,560
End of period (including undistributed net investment income of $11,570,272 and $24,644,987, respectively)	$322,787,997	$333,607,644

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for investments in other open-end registered investment companies, based on net asset value (NAV); and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
ACP Holding Corp., Warrants	9/24/2003	$ 0
Advanstar, Inc., Warrants	2/14/2001	$ 0
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$590,616
Pliant Corp.	7/18/2006	$ 0
Republic Technologies International, Inc., Warrants	8/6/1999 - 12/28/2001	$ 0
Royal Oak Mines, Inc.	7/31/1998 - 2/24/1999	$ 2,557
Russell Stanley Holding, Inc.	2/5/1999 - 12/28/2001	$ 1,250
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 - 5/15/2005	$ 707,723
Sleepmaster LLC	12/23/2004	$ 0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2007		Year Ended 12/31/2006
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	2,647,843	$20,424,716	5,359,878	$40,193,211
Shares issued to shareholders in payment of distributions declared	2,281,428	16,951,011	2,679,529	19,453,379
Shares redeemed	(5,385,272)	(41,816,453)	(10,042,298)	(75,485,530)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(456,001)	$(4,440,726)	(2,002,891)	$(15,838,940)

	Six Months Ended 6/30/2007		Year Ended 12/31/2006
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,205,337	$24,376,420	5,307,816	$39,691,859
Shares issued to shareholders in payment of distributions declared	987,240	7,315,449	1,035,548	7,497,366
Shares redeemed	(3,035,223)	(23,329,147)	(5,541,050)	(41,266,765)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,157,354	$8,362,722	802,314	$5,922,460
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	701,353	$3,921,996	(1,200,577)	$(9,916,480)

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $311,681,883. The net unrealized appreciation of investments for federal tax purposes was $491,242. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,268,275 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,777,033.

At December 31, 2006, the Fund had a capital loss carryforward of $69,683,875 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 2,658,809
2009	$27,754,606
2010	$32,328,794
2011	$ 5,944,935
2013	$ 50,909
2014	$ 945,822

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,914 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2007, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007, were as follows:

Purchases	$85,968,399
Sales	$99,908,643

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six-months ended June 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED HIGH INCOME BOND FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Prospectuses and Regulatory Reports" link on the Products home page under the "Related Information" section. This information is also available from the EDGAR database on the SEC's website at sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information on Federated's website. Go to FederatedInvestors.com, select "Products," open the "Portfolio Holdings" link on the Products home page under the "Related Information" section, select the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investments in variable investment options involve investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated High Income Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916306
Cusip 313916843

G00433-02 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Equity Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2007		2006 [1]	2005	2004		2003		2002
Net Asset Value, Beginning of Period	$17.11		$14.42	$13.22	$11.59		$8.79		$11.38
Income from Investment Operations:
Net investment income	0.17		0.00 [2]	0.07	0.00	[2]	0.01	[3]	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.24		2.72	1.13	1.63		2.79		(2.61)
TOTAL FROM INVESTMENT OPERATIONS	1.41		2.72	1.20	1.63		2.80		(2.59)
Less Distributions:
Distributions from net investment income	(0.03)		(0.03)	--	--		--		--
Net Asset Value, End of Period	$18.49		$17.11	$14.42	$13.22		$11.59		$8.79
Total Return [4]	8.26%		18.89%	9.08%	14.06%		31.85%		(22.76)%

Ratios to Average Net Assets:
Net expenses	1.42	% [5]	1.49%	1.58%	1.57	% [6]	1.70	% [6]	1.50	% [6]
Net investment income	1.92	% [5]	0.23%	0.50%	0.03%		0.15%		0.26%
Expense waiver/reimbursement [7]	0.03	% [5]	0.03%	0.04%	0.05%		0.05%		0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,829		$70,213	$58,700	$53,093		$45,924		$37,488
Portfolio turnover	45%		83%	125%	87%		193%		103%

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.01.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.57%, 1.70% and 1.50% for the years ended December 31, 2004, 2003 and 2002, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$ 1,082.60	$7.33
Hypothetical (assuming a 5% return before expenses)	$1,000	$ 1,017.75	$7.10

1 Expenses are equal to the Fund's annualized net expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables

At June 30, 2007, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	15.4%
Japan	14.8%
Switzerland	12.1%
France	9.9%
Germany	7.3%
Brazil	5.5%
Spain	4.0%
Netherlands	3.4%
Mexico	3.3%
Italy	3.0%
South Korea	2.8%
United States	2.5%
Canada	2.2%
India	2.1%
Sweden	1.7%
Luxembourg	1.6%
Austria	1.4%
Norway	1.2%
Egypt	1.1%
Greece	1.1%
Belgium	1.0%
Hungary	0.9%
Denmark	0.7%
Hong Kong	0.5%
Taiwan	0.2%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At June 30, 2007, the Fund's sector classification composition 3 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	24.2%
Consumer Discretionary	13.2%
Materials	11.5%
Industrials	10.7%
Information Technology	10.0%
Consumer Staples	8.3%
Health Care	8.3%
Energy	7.0%
Telecommunication Services	4.8%
Utilities	1.7%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

3 Except for Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

June 30, 2007 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--95.3%
		AUSTRIA--1.4%
		Banks--1.4%
13,339		Erste Bank Der Oesterreichischen Sparkassen AG	$1,041,350
		BELGIUM--1.0%
		Food, Beverage & Tobacco--1.0%
9,300		InBev	736,427
		BRAZIL--4.0%
		Banks--1.1%
7,500		Unibanco Uniao de Bancos Brasileiros SA, GDR	846,525
		Materials--1.7%
34,900		Companhia Vale Do Rio Doce, ADR	1,315,730
		Transportation--1.2%
68,500		All America Latina Logistica SA	937,481
		TOTAL BRAZIL	3,099,736
		CANADA--2.2%
		Energy--2.2%
9,400		EnCana Corp.	578,163
57,200		Talisman Energy, Inc.	1,106,144
		TOTAL CANADA	1,684,307
		DENMARK--0.7%
		Capital Goods--0.7%
8,600		Vestas Wind Systems A/S	563,280
		EGYPT--1.1%
		Telecommunication Services--1.1%
13,100		Orascom Telecom Holding, GDR	846,761
		FRANCE--9.9%
		Banks--1.1%
6,900		BNP Paribas SA	822,020
		Capital Goods--1.5%
8,417		Schneider Electric SA	1,178,655
		Consumer Services--1.6%
13,875		Accor SA	1,226,256
		Energy--2.4%
22,431		Technip SA	1,850,848
		Insurance--1.3%
23,222		AXA	996,472
		Media--2.0%
35,148		Vivendi SA	1,511,308
		TOTAL FRANCE	7,585,559
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		GERMANY, FEDERAL REPUBLIC OF--6.0%
		Banks--1.5%
23,200		Commerzbank AG, Frankfurt	$1,112,023
		Capital Goods--2.4%
12,928		Siemens AG	1,859,918
		Insurance--2.1%
6,995		Allianz SE	1,639,167
		TOTAL GERMANY, FEDERAL REPUBLIC OF	4,611,108
		GREECE--1.1%
		Banks--1.1%
25,920		EFG Eurobank	848,253
		HONG KONG--0.5%
		Banks--0.4%
138,400		Dah Sing Banking Group Ltd.	305,899
		Real Estate--0.1%
250,000	[1]	China Properties Group Ltd.	103,958
		TOTAL HONG KONG	409,857
		HUNGARY--0.9%
		Real Estate--0.9%
125,558	[1]	Ablon Group	705,633
		INDIA--2.1%
		Software & Services--1.0%
30,600		Satyam Computer Services Ltd., ADR	757,656
		Telecommunication Services--1.1%
272,704	[1]	Idea Cellular Ltd.	849,825
		TOTAL INDIA	1,607,481
		ITALY--3.0%
		Banks--2.0%
176,300		Unicredito Italiano SpA	1,570,583
		Consumer Durables & Apparel--1.0%
40,600		Geox SpA	748,364
		TOTAL ITALY	2,318,947
		JAPAN--13.2%
		Banks--1.5%
104		Mitsubishi UFJ Financial Group, Inc.	1,146,167
		Capital Goods--1.1%
54,900		Sumitomo Electric Industries	815,784
		Materials--3.6%
35,400		JSR Corp.	852,559
90,000		Taiyo Nippon Sanso Corp.	694,643
91,000		Tokuyama Corp.	1,182,077
		TOTAL	2,729,279
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		JAPAN--continued
		Real Estate--1.1%
31,000		Mitsubishi Estate Co., Ltd.	$840,245
		Retailing--1.9%
16,300		Nitori Co.	812,482
40,100		United Arrows Ltd.	647,050
		TOTAL	1,459,532
		Semiconductors & Semiconductor Equipment--2.5%
34,600		Advantest Corp.	1,510,712
11,400		Tokyo Seimitsu Co., Ltd.	439,486
		TOTAL	1,950,198
		Technology Hardware & Equipment--1.5%
20,100		Nidec Corp.	1,179,178
		TOTAL JAPAN	10,120,383
		KOREA, REPUBLIC OF--2.8%
		Banks--1.2%
18,400		Hana Financial Holdings	894,305
		Semiconductors & Semiconductor Equipment--1.6%
2,041		Samsung Electronics Co.	1,246,901
		TOTAL KOREA, REPUBLIC OF	2,141,206
		LUXEMBOURG--1.6%
		Telecommunication Services--1.6%
13,500	[1]	Millicom International Cellular S. A.	1,237,140
		MEXICO--3.3%
		Food & Staples Retailing--0.9%
176,700		Wal-Mart de Mexico S.A.B. de C.V.	670,588
		Materials--1.5%
30,700		Cemex S.A. de C.V., ADR	1,132,830
		Telecommunication Services--0.9%
12,000		America Movil S.A.B. de C.V., Class L, ADR	743,160
		TOTAL MEXICO	2,546,578
		NETHERLANDS--3.4%
		Consumer Durables & Apparel--1.8%
33,035		Philips Electronics NV	1,400,451
		Food, Beverage & Tobacco--1.6%
22,900		Koninklijke Numico NV	1,189,170
		TOTAL NETHERLANDS	2,589,621
		NORWAY--1.2%
		Energy--1.2%
36,300		Aker Kvaerner ASA	913,929
		SPAIN--4.0%
		Banks--2.3%
96,500		Banco Santander Central Hispano, S.A.	1,775,353
		Utilities--1.7%
53,200		Enagas	1,315,598
		TOTAL SPAIN	3,090,951
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		SWEDEN--1.7%
		Consumer Services--1.1%
99,400	[1]	Rezidor Hotel Group AB	$867,489
		Retailing--0.6%
7,300		Hennes & Mauritz AB, Class B	431,529
		TOTAL SWEDEN	1,299,018
		SWITZERLAND--12.1%
		Capital Goods--1.3%
44,200		ABB Ltd.	994,617
		Diversified Financials--1.9%
20,232		Credit Suisse Group	1,434,938
		Food, Beverage & Tobacco--2.0%
4,011		Nestle SA	1,523,391
		Health Care Equipment & Services--1.0%
6,700		Synthes, Inc.	804,126
		Materials--1.3%
5,200		Syngenta AG	1,013,896
		Pharmaceuticals, Biotechnology & Life Sciences--4.6%
38,157		Novartis AG	2,147,780
7,850		Roche Holding AG	1,392,538
		TOTAL	3,540,318
		TOTAL SWITZERLAND	9,311,286
		TAIWAN, PROVINCE OF CHINA--0.2%
		Semiconductors & Semiconductor Equipment--0.2%
13,900	[1]	Taiwan Semiconductor Manufacturing Co., ADR	154,707
		UNITED KINGDOM--15.4%
		Banks--1.6%
68,500		HSBC Holdings PLC	1,255,147
		Capital Goods--0.9%
29,545		Smiths Group PLC	701,780
		Commercial Services & Supplies--1.5%
129,900		Serco Group PLC	1,172,251
		Food, Beverage & Tobacco--1.9%
71,080		Diageo PLC	1,476,511
		Household & Personal Products--1.0%
13,990		Reckitt Benckiser PLC	766,032
		Materials--3.4%
12,500		Anglo American PLC	731,716
24,820		Rio Tinto PLC	1,896,097
		TOTAL	2,627,813
		Media--1.7%
88,232		WPP Group PLC	1,319,898
		Pharmaceuticals, Biotechnology & Life Sciences--1.5%
44,500		Shire PLC	1,102,986
		Semiconductors & Semiconductor Equipment--1.9%
486,744		ARM Holdings PLC	1,423,348
		TOTAL UNITED KINGDOM	11,845,766
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		UNITED STATES--2.5%
		Energy--1.2%
8,700	[1]	Transocean Sedco Forex, Inc.	$922,026
		Software & Services--1.3%
24,400	[1]	Amdocs Ltd.	971,608
		TOTAL UNITED STATES	1,893,634
		TOTAL COMMON STOCKS (IDENTIFIED COST $60,977,961)	73,202,918
		PREFERRED STOCKS--2.8%
		BRAZIL--1.5%
		Media--1.5%
70,457		Net Servicos de Comunicacao S.A.	1,168,805
		GERMANY, FEDERAL REPUBLIC OF--1.3%
		Health Care Equipment & Services--1.3%
12,700		Fresenius AG, Pfd. $0.58, Annual Dividend	967,131
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,790,215)	2,135,936
		EXCHANGE TRADED FUND--1.6%
		Diversified Financials--1.6%
85,700		iShares MSCI Japan (IDENTIFIED COST $1,138,242)	1,243,507
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $63,906,418) [2]	76,582,361
		OTHER ASSETS AND LIABILITIES - NET--0.3%	246,533
		TOTAL NET ASSETS--100%	76,828,894

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

At June 30, 2007, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation )
Contracts Purchased:
7/2/2007	385,564 Pound Sterling	$ 771,167	$774,252	$ 3,085
7/3/2007	388,233 Pound Sterling	$ 777,044	$779,610	$ 2,566
7/18/2007	101,884,890 Japanese Yen	$ 865,000	$829,603	$ (35,397)
7/18/2007	101,910,840 Japanese Yen	$ 865,000	$829,815	$ (35,185)
7/18/2007	100,723,000 Japanese Yen	$ 875,000	$820,143	$ (54,857)
8/7/2007	1,380,000 Euro Dollars	$1,877,518	$1,870,296	$ (7,222)
Contracts Sold:
7/2/2007	1,052,520 Euro Dollars	$1,416,481	$1,424,532	$ (8,051)
7/3/2007	311,051 Euro Dollars	$ 418,471	$420,991	$ (2,520)
7/2/2007	486,601 Turkish Lira	$ 369,983	$370,744	$ (761)
7/18/2007	158,472,600 Japanese Yen	$1,300,000	$1,290,372	$ 9,628
7/18/2007	146,046,130 Japanese Yen	$1,196,727	$1,189,189	$ 7,538
8/7/2007	1,380,000 Euro Dollars	$1,857,728	$1,870,296	$ (12,568)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(133,744)

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $63,906,418)		$76,582,361
Cash		268,734
Cash denominated in foreign currencies (identified cost $66,275)		66,381
Income receivable		86,456
Receivable for investments sold		3,255,575
Receivable for shares sold		11,498
Receivable for foreign exchange contracts		22,817
TOTAL ASSETS		80,293,822
Liabilities:
Payable for investments purchased	$3,223,409
Payable for shares redeemed	46,787
Payable for foreign exchange contracts	156,561
Accrued expenses	38,171
TOTAL LIABILITIES		3,464,928
Net assets for 4,155,695 shares outstanding		$76,828,894
Net Assets Consist of:
Paid-in capital		$74,550,289
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		12,550,188
Accumulated net realized loss on investments and foreign currency transactions		(10,861,641)
Undistributed net investment income		590,058
TOTAL NET ASSETS		$76,828,894
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$76,828,894 ÷ 4,155,695 shares outstanding, no par value, unlimited shares authorized		$18.49

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $113,392)		$1,196,059
Interest		22,174
TOTAL INCOME		1,218,233
Expenses:
Investment adviser fee (Note 5)	$364,429
Administrative personnel and services fee (Note 5)	74,384
Custodian fees	24,095
Transfer and dividend disbursing agent fees and expenses	9,851
Directors'/Trustees' fees	1,033
Auditing fees	12,397
Legal fees	4,428
Portfolio accounting fees	22,508
Printing and postage	13,551
Insurance premiums	2,626
Miscellaneous	725
TOTAL EXPENSES	530,027
Waiver of administrative personnel and services fee (Note 5)	(12,032)
Net expenses		517,995
Net investment income		700,238
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $12,489)		4,028,529
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,067,239
Net realized and unrealized gain on investments and foreign currency transactions		5,095,768
Change in net assets resulting from operations		$5,796,006

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2007	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$700,238	$152,210
Net realized gain on investments and foreign currency transactions	4,028,529	6,725,247
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,067,239	4,293,617
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,796,006	11,171,074
Distributions to Shareholders:
Distributions from net investment income	(129,622)	(126,725)
Share Transactions:
Proceeds from sale of shares	8,822,888	14,446,850
Net asset value of shares issued to shareholders in payment of distributions declared	129,622	126,725
Cost of shares redeemed	(8,003,130)	(14,105,221)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	949,380	468,354
Change in net assets	6,615,764	11,512,703
Net Assets:
Beginning of period	70,213,130	58,700,427
End of period (including undistributed net investment income of $590,058 and $19,442, respectively)	$76,828,894	$70,213,130

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2007	Year Ended 12/31/2006
Shares sold	498,038	922,931
Shares issued to shareholders in payment of distributions declared	7,365	8,202
Shares redeemed	(452,803)	(898,622)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	52,600	32,511

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $63,906,418. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $12,675,943. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,885,517 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,209,574.

At December 31, 2006, the Fund had a capital loss carryforward of $14,881,259 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 2,957,988
2010	$ 11,923,271

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 0.171% of average daily net assets of the Fund. FAS waived $12,032 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2007, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007, were as follows:

Purchases	$34,617,512
Sales	$32,280,155

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2007, there were no outstanding loans. During the six-months ended June 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED INTERNATIONAL EQUITY FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Prospectuses and Regulatory Reports" link on the Products home page under the "Related Information" section. This information is also available from the EDGAR database on the SEC's website at sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information on Federated's website. Go to FederatedInvestors.com, select "Products," open the "Portfolio Holdings" link on the Products home page under the "Related Information" section, select the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated International Equity Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916603

G00433-06 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2007

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,								Period Ended
	6/30/2007		2006	[1]	2005		2004		2003		12/31/2002	[2]
Net Asset Value, Beginning of Period	$16.46		$14.52		$13.07		$11.40		$8.16		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.06	) [3]	(0.07	) [3]	(0.07	) [3]	(0.10	) [3]	(0.00	) [4]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.10		2.21		1.54		1.74		3.34		(1.84)
TOTAL FROM INVESTMENT OPERATIONS	2.09		2.15		1.47		1.67		3.24		(1.84)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.95)		(0.21)		(0.02)		(0.0007)		--		--
Net Asset Value, End of Period	$17.60		$16.46		$14.52		$13.07		$11.40		$8.16
Total Return [5]	13.19%		14.88%		11.24%		14.66%		39.71%		(18.40)%

Ratios to Average Net Assets:
Net expenses	1.53	% [6]	1.50%		1.50%		1.50%		1.50%		1.50	% [6]
Net investment income (loss)	(0.12	)% [6]	(0.40)%		(0.52)%		(0.63)%		(0.98)%		(1.02	)% [6]
Expense waiver/reimbursement [7]	0.32	% [6]	0.48%		0.51%		1.04%		5.14%		95.85	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$46,996		$34,937		$40,202		$17,940		$5,741		$651
Portfolio turnover	27%		58%		67%		77%		38%		19%

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

3 Per share information is based on average shares outstanding.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,						Period Ended
	6/30/2007		2006	[1]	2005		2004		12/31/2003	[2]
Net Asset Value, Beginning of Period	$16.34		$14.45		$13.05		$11.40		$8.46
Income From Investment Operations:
Net investment income (loss)	(0.03)		(0.10	) [3]	(0.10	) [3]	(0.11	) [3]	(0.08	) [3]
Net realized and unrealized gain on investments and foreign currency transactions	2.06		2.20		1.52		1.76		3.02
TOTAL FROM INVESTMENT OPERATIONS	2.03		2.10		1.42		1.65		2.94
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.95)		(0.21)		(0.02)		--		--
Net Asset Value, End of Period	$17.42		$16.34		$14.45		$13.05		$11.40
Total Return [4]	12.91%		14.60%		10.88%		14.48%		34.75%

Ratios to Average Net Assets:
Net expenses	1.78	% [5]	1.75%		1.75%		1.75%		1.75	% [5]
Net investment income (loss)	(0.38	)% [5]	(0.64)%		(0.77)%		(0.90)%		(1.16	)% [5]
Expense waiver/reimbursement [6]	0.32	% [5]	0.48%		0.51%		1.04%		5.14	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$73,643		$66,714		$53,792		$37,120		$14,575
Portfolio turnover	27%		58%		67%		77%		38	% [7]

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from May 1, 2003 (date of initial public investment) to December 31, 2003.

3 Per share information is based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,131.90	$8.09
Service Shares	$1,000	$1,129.10	$9.40
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.21	$7.65
Service Shares	$1,000	$1,015.97	$8.90

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.53%
Service Shares	1.78%

Portfolio of Investments Summary Table

At June 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	21.2%
Financials	20.0%
Industrials	17.2%
Information Technology	16.7%
Consumer Discretionary	8.5%
Energy	5.1%
Telecommunication Services	4.0%
Materials	3.2%
Utilities	1.9%
Consumer Staples	0.2%
Other Securities [2]	0.5%
Securities Lending Collateral [3]	7.3%
Cash Equivalents [4]	12.0%
Other Assets and Liabilities--Net [5]	(17.8)%
TOTAL	100.0%

1 Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other securities include corporate bonds and notes.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--97.4%
		Consumer Discretionary--8.5%
3,200		Advance Auto Parts, Inc.	$129,696
2,000		Bajaj Auto Ltd.	104,884
40,500	[1]	Belle International Holdings	44,700
70,200		Bharat Forge Ltd.	533,589
23,800	[1]	Central European Media Enterprises Ltd., Class A	2,322,404
500		Cheil Communications, Inc.	153,940
4,100	[1,2]	Chipotle Mexican Grill, Inc.	349,648
16,400	[1]	Clear Channel Outdoor Holdings, Inc., Class A	464,776
32,500	[1]	Clear Media Ltd.	34,894
38,844	[1]	DLF Ltd.	500,997
7,200	[1]	Dick's Sporting Goods, Inc.	418,824
173,300	[1]	Huabao International Holdings Ltd.	167,002
9,600	[1]	Iconix Brand Group, Inc.	213,312
2,400		JC Decaux SA	76,149
5,900		Kangwon Land, Inc.	136,751
8,400	[1]	Kohl's Corp.	596,652
8,700	[1]	Lamar Advertising Co.	546,012
8,400	[1]	Lodgenet Entertainment	269,304
6,100	[1]	Maruti Udyog Ltd.	111,016
12,300	[1]	National CineMedia, Inc.	344,523
8,200	[1]	O'Reilly Automotive, Inc.	299,710
6,000		Orient-Express Hotel Ltd.	320,400
27,400		PetSmart, Inc.	889,130
42,600	[1,3,4]	Piaggio & C. SpA	211,414
5,800	[3,4]	Submarino SA, GDR	482,560
8,130		USS Co. Ltd.	517,474
10,000	[1]	Wet Seal, Inc., Class A	60,100
		TOTAL	10,299,861
		Consumer Staples--0.2%
1,700	[1]	Anhanguera Educacional Participacoes SA	23,795
7,100	[1]	B&G Foods, Inc., Class A	93,720
48,300	[1]	China Flavors & Fragrances Co. Ltd.	27,058
3,600		Whole Foods Market, Inc.	137,880
		TOTAL	282,453
		Energy - 5.1%
106,600	[1]	Dresser-Rand Group, Inc.	4,210,700
7,000	[1]	Petroplus Holdings AG	718,665
14,995		Reliance Industries Ltd.	624,842
24,100		Spectra Energy Corp.	625,636
		TOTAL	6,179,843
		Financials--19.4%
33,219		3i Group	772,601
4,200		Ace Ltd.	262,584
30,000		Advance America Cash Advance, Inc.	532,200
1,014	[1]	Alleghany Corp.	412,191
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
16,900		Axis Capital Holdings Ltd.	$686,985
27,150		Brookfield Asset Management, Inc., Class A	1,083,285
96,700	[1]	CB Richard Ellis Services, Inc.	3,529,550
12,000		Calamos Asset Management, Inc.	306,600
138,300	[1]	China Properties Group Ltd.	57,509
5,000	[2]	Fortress Investment Group LLC, Class A	119,100
46,900		Housing Development Finance Corp. Ltd.	2,330,515
56,506		ICICI Bank Ltd.	1,321,701
18,800	[2]	ICICI Bank Ltd., ADR	924,020
327,700	[1]	Industrial & Commercial Bank of China	181,874
13,200		James River Group, Inc.	438,636
4,900		Korea Investment Holdings Co. Ltd.	333,579
36,100		Loews Corp.	1,840,378
22,200	[1]	MBF Healthcare Acquisition Corp.	183,816
1,600	[1]	Markel Corp.	775,296
21,100	[1]	Move, Inc.	94,528
12,000	[1]	NexCen Brands, Inc.	133,680
30,100		Nuveen Investments, Class A	1,870,715
1,800		OptionsXpress Holdings, Inc.	46,188
6,000	[1]	Penson Worldwide, Inc.	147,180
62,100	[1]	People's United Financial, Inc.	1,101,033
25,300	[1]	Philadelphia Consolidated Holding Corp.	1,057,540
21,400	[1]	RHJ International	421,513
2,340		SFCG Co. Ltd.	391,351
200	[1]	Samsung Card Co. Ltd.	12,296
1,600		White Mountains Insurance Group, Inc.	969,632
16,300		Willis Group Holdings Ltd.	718,178
156,200	[1,3,4]	Yanlord Land Group Ltd.	318,507
		TOTAL	23,374,761
		Health Care--21.2%
1,300	[1]	Abaxis, Inc.	27,118
2,400		Abbott Laboratories	128,520
23,200	[1]	Accelrys, Inc.	145,928
2,300	[1]	Alexza Pharmaceuticals, Inc.	19,021
2,400	[1]	Align Technology, Inc.	57,984
60,200	[1]	Alkermes, Inc.	878,920
36,200		Allergan, Inc.	2,086,568
2,500	[1]	Allscripts Healthcare Solutions, Inc.	63,700
10,700	[1]	Alnylam Pharmaceuticals, Inc.	162,533
24,100	[1]	Anadys Pharmaceuticals, Inc.	89,652
16,800	[1]	Anesiva, Inc.	103,320
3,000	[1]	Animal Health International, Inc.	43,470
26,400	[1]	Arena Pharmaceuticals, Inc.	290,136
1,100	[1]	Aspect Medical Systems, Inc.	16,456
34,452	[1]	Auxilium Pharmaceutical, Inc.	549,165
4,700	[1,3,4]	Avalon Pharmaceuticals, Inc.	20,069
7,600	[1]	Avalon Pharmaceuticals, Inc.	32,452
1,900	[1]	Avalon Pharmaceuticals, Inc., Warrants	4,409
2,000		Aventis Pharma Ltd.	71,193
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
41,493	[1]	Avigen, Inc.	$255,182
18,500	[1]	BioMarin Pharmaceutical, Inc.	331,890
1,500	[1]	BioMimetic Therapeutics, Inc.	23,445
24,500	[1]	Bioenvision, Inc.	141,610
6,100	[1]	Cepheid, Inc.	89,060
3,400	[1]	Chindex International, Inc.	75,310
49,000		Cipla Ltd.	252,181
24,250	[1,3,4]	Cipla Ltd., GDR	125,130
40,600	[1,2]	Conceptus, Inc.	786,422
48,200	[1]	Cubist Pharmaceuticals, Inc.	950,022
42,535	[1]	Cyclacel Pharmaceuticals, Inc.	276,477
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	34,196
46,800	[1]	Cytokinetics, Inc.	264,420
15,800	[1]	Cytyc Corp.	681,138
5,900	[1]	Durect Corp.	22,715
37,400	[1]	Dyax Corp.	156,706
86,100	[1]	Dynavax Technologies Corp.	356,454
49,800	[1]	Endo Pharmaceuticals Holdings, Inc.	1,704,654
110,800	[1]	Endologix, Inc.	495,276
12,400	[1]	Enzon, Inc.	97,340
30,241	[1]	Favrille, Inc.	111,589
13,308	[1]	Favrille, Inc.	49,107
4,658	[1]	Favrille, Inc., Warrants	8,400
1,200	[1]	Foxhollow Technologies, Inc.	25,488
22,900	[1,2]	GTX, Inc.	370,751
3,600		GlaxoSmithkline Pharmaceuticals Ltd.	111,817
36,852	[1,2]	Illumina, Inc.	1,495,823
10,400	[1]	Immunicon Corp.	21,320
28,100	[1]	Incyte Genomics, Inc.	168,600
12,400	[1,2]	Insulet Corp.	176,080
91,900	[1,2]	Isis Pharmaceuticals, Inc.	889,592
1,600	[1]	Jerini AG	7,398
43,100	[1]	Kosan Biosciences, Inc.	224,982
13,200	[1]	Kyphon, Inc.	635,580
21,100	[1]	Labopharm, Inc.	60,135
20,900	[1]	Medarex, Inc.	298,661
30,000	[1]	Medicines Co.	528,600
46,000	[1]	Metabasis Therapeutics, Inc.	322,000
20,800	[1,2]	Momenta Pharmaceuticals, Inc.	209,664
283,100	[1,2]	Monogram Biosciences, Inc.	478,439
35,500	[1,2]	Nektar Therapeutics	336,895
1,100	[1]	Neurochem, Inc.	7,315
47,300	[1]	Neurocrine Biosciences, Inc.	531,179
16,700	[1]	Neurogen Corp.	110,888
9,900	[1]	NeurogesX, Inc.	84,249
5,500	[1,2]	Neurometrix, Inc.	53,405
1,600	[1,3,4]	Newron Pharmaceuticals SpA	89,071
5,900	[1]	Nighthawk Radiology Holdings, Inc.	106,495
26,500	[1,2]	NxStage Medical, Inc.	342,645
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
20,300	[1]	OSI Pharmaceuticals, Inc.	$735,063
16,100	[1]	Pharmacopeia, Inc.	89,355
2,350	[1]	Pharmacopeia, Inc., Warrants	6,462
25,400	[1]	Pharmacyclics, Inc.	69,088
6,000	[1]	Pharmion Corp.	173,700
8,900	[1]	Poniard Pharmaceuticals, Inc.	60,520
16,700	[1]	Progenics Pharmaceuticals, Inc.	360,219
14,600	[1]	Regeneron Pharmaceuticals, Inc.	261,632
1,200	[1,2]	Sangamo BioSciences, Inc.	9,744
6,000		Schering Plough Corp.	182,640
6,800	[1]	Sepracor, Inc.	278,936
3,800	[1]	Sirtris Pharmaceuticals, Inc.	37,506
2,800	[1]	Somaxon Pharmaceuticals, Inc.	34,048
12,200	[1]	Sonus Pharmaceuticals, Inc.	64,416
5,800	[1]	Staar Surgical Co.	22,156
27,000	[1]	Stereotaxis, Inc.	352,620
6,000		Sun Pharmaceutical Industries Ltd.	151,304
6,000	[1]	Sun Pharmaceutical Industries Ltd.	19,162
9,200	[1]	Systems Xcellence, Inc.	264,684
10,100	[1]	Thermage, Inc.	84,436
2,300	[1]	TomoTherapy, Inc.	50,416
3,600	[1]	VCA Antech, Inc.	135,684
43,642	[1]	Vasogen, Inc., Warrants	8,276
10,911	[1]	Vasogen, Inc., Series B, Warrants	0
22,400	[1,2]	Vical, Inc.	116,256
121,200	[1]	Warner Chilcott Ltd., Class A	2,192,508
		TOTAL	25,527,241
		Industrials--17.2%
9,100	[1]	Aecom Technology Corp.	225,771
39,000		Asea Brown Boveri Ltd.	1,047,736
35,800		Bharat Heavy Electricals Ltd.	1,351,076
17,400		CLARCOR, Inc.	651,282
8,400		Caterpillar, Inc.	657,720
26,100	[1,3,4]	China Communications Construction Co. Ltd.	46,744
222,000		China Metal International Ho	80,603
17,000	[1]	CoStar Group, Inc.	898,960
10,700	[1]	Copart, Inc.	327,313
31,280		Crompton Greaves Ltd.	193,476
6,200		Cummins, Inc.	627,502
8,300		Embraer - Empresa Brasileira de Aeronautica S/A, ADR	400,143
21,200		Expeditors International Washington, Inc.	875,560
6,000		FedEx Corp.	665,820
14,700	[1]	First Solar, Inc.	1,312,563
13,250		Forward Air Corp.	451,693
4,500	[1]	Houston Wire & Cable Co.	127,845
15,200	[1]	IHS, Inc., Class A	699,200
13,900	[1]	Innovative Solutions and Support, Inc.	322,758
12,075	[1]	Interline Brands, Inc.	314,916
12,000	[1]	Kansas City Southern Industries, Inc.	450,480
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
16,525		Kuehne & Nagel International AG	$1,522,038
5,000	[1]	LG Philips LCD Co. Ltd., ADR	113,150
9,600		Landstar System, Inc.	463,200
6,200		Macquarie Infrastructure Co. LL	257,176
68,566		Max India Ltd.	409,356
5,900	[2]	Mueller Water Products, Inc.	100,654
33,000	[1,3,4]	Nagarjuna Construction Co. Ltd., GDR	144,540
15,200	[1]	NuCo2, Inc.	390,184
8,600		Pacer International, Inc.	202,272
1,300		Panalpina Welttransport Holding AG	275,170
1,200		Precision Castparts Corp.	145,632
14,900	[1,2]	Ryanair Holdings PLC, ADR	562,475
6,900		Ryder System, Inc.	371,220
13,300	[2]	Simpson Manufacturing Co., Inc.	448,742
30,300	[1]	Spirit Aerosystems Holdings, Inc., Class A	1,092,315
18,100		TNT NV	816,256
8,000	[1]	TeleTech Holdings, Inc.	259,840
8,800	[1]	TransDigm Group, Inc.	356,048
24,100		UTI Worldwide, Inc.	645,639
30,100		Unitech Ltd.	372,991
		TOTAL	20,678,059
		Information Technology--16.7%
12,000	[1]	Access Integrated Technology, Inc., Class A	97,080
7,200	[1]	Amdocs Ltd.	286,704
1,100	[1]	Anadigics, Inc.	15,169
24,100	[1]	Autodesk, Inc.	1,134,628
7,300	[1]	Blackboard, Inc.	307,476
25,600	[1]	CSR PLC	400,801
19,200	[1]	Compugroup Holding AG	427,558
48,200	[1]	Comverse Technology, Inc.	1,004,970
12,000	[1]	DST Systems, Inc.	950,520
11,200	[1]	Eagle Test Systems, Inc.	179,872
2,400	[1]	Euronet Worldwide, Inc.	69,984
1,367	[1]	Firstsource Solutions Ltd.	2,816
800	[1]	Harris Stratex Networks, Inc., Class A	14,384
30,700	[1]	Himax Technologies, Inc., ADR	177,139
1,700	[1]	IPG Photonics Corp.	33,915
13,700	[1,2]	Infocrossing, Inc.	253,039
9,000	[1]	Iron Mountain, Inc.	235,170
12,000	[1]	Jupitermedia Corp.	87,360
26,200	[1]	Komag, Inc.	835,518
15,400	[1]	LDK Solar Co. Ltd., ADR	482,020
52,500	[1]	MEMC Electronic Materials, Inc.	3,208,800
56,300	[1]	Magma Design Automation	790,452
12,200	[1,2]	Mastercard, Inc.	2,023,614
32,292	[1]	Microsemi Corp.	773,393
3,100	[1]	NAVTEQ Corp.	131,254
28,900	[1]	NIC, Inc.	197,676
57,800	[1]	ON Semiconductor Corp.	619,616
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
25,800	[1]	Online Resources Corp.	$283,284
30,400	[1]	Parametric Technology Corp.	656,944
21,100	[1]	Quest Software, Inc.	341,609
4,600	[1]	SI International, Inc.	151,892
18,600		Seagate Technology Holdings	404,922
31,000	[1]	Silicon Image, Inc.	265,980
25,000	[1]	Solera Holdings, Inc.	484,500
48,700	[1]	Spansion, Inc.	540,570
2,300	[1]	Starent Networks Corp.	33,810
18,300	[1]	TNS, Inc.	263,703
1,200	[1]	Ultratech, Inc.	15,996
18,200	[1]	ValueClick, Inc.	536,172
11,600	[1]	Veraz Networks, Inc.	75,632
4,532	[1]	WebMD Health Corp., Class A	213,321
6,000	[1]	aQuantive, Inc.	382,800
12,300	[1]	eBay, Inc.	395,814
18,500	[1]	eCollege.com	411,625
		TOTAL	20,199,502
		Materials--3.2%
1,600		Celanese Corp.	62,048
27,047		Cemex S.A. de C.V., ADR	998,034
12,200		Freeport-McMoRan Copper & Gold, Inc.	1,010,404
267,200	[1]	Lee & Man Paper Manufacturing Ltd.	740,814
202,200		Nine Dragons Paper Holdings Ltd.	472,453
3,600		Potash Corp. of Saskatchewan, Inc.	280,692
276,400		Sinofert Holdings Ltd.	196,810
155,300	[1]	TPI Polene Co. Ltd.	65,673
		TOTAL	3,826,928
		Telecommunication Services--4.0%
126,450	[1]	Bharti Airtel Ltd.	2,593,958
33,131	[1]	Idea Cellular Ltd.	103,246
500	[1]	MetroPCS Communications, Inc.	16,520
17,459		NTELOS Holdings Corp.	482,567
9,000	[1]	Neuf Cegetel	351,912
26,800	[1]	PAETEC Holding Corp.	302,572
200		PT Telekomunikasi Indonesia, Class CS, ADR	8,620
8,000	[1]	Syniverse Holdings, Inc.	102,880
40,000	[1]	Time Warner Telecom, Inc.	804,000
		TOTAL	4,766,275
		Utilities--1.9%
2,400	[1]	BF Utilities Ltd.	107,920
38,400	[1]	China Resources Power Holdings Co. Ltd.	92,084
2,400		Consolidated Water Co.	70,344
10,600		Dominion Resources, Inc.	914,886
11,700		ITC Holdings Corp.	475,371
178,900		NTPC Ltd.	669,476
		TOTAL	2,330,081
		TOTAL COMMON STOCKS (IDENTIFIED COST $83,827,120)	117,465,004
Principal Amount or Shares			Value
		CORPORATE BONDS--0.4%
		Health Care--0.1%
$200,000	[3,4]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	$192,050
		Information Technology--0.3%
265,000		BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	333,553
		TOTAL CORPORATE BONDS (IDENTIFIED COST $550,075)	525,603
		CORPORATE NOTES--0.1%
		Health Care--0.0%
22,000	[3,4]	Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026	19,058
		Information Technology--0.1%
50,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	52,563
		TOTAL CORPORATE NOTES (IDENTIFIED COST $72,000)	71,621
		PREFERRED STOCK--0.6%
		Financials--0.6%
1,800		Alleghany Corp., Conv. Pfd. (IDENTIFIED COST $476,280)	679,739
		REPURCHASE AGREEMENTS--19.3%
$14,547,000		Interest in $2,000,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,052,466,495.	14,547,000
8,774,000		Interest in $4,800,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2044 for $4,802,152,000 on 7/2/2007. The market value of the underlying securities at the end of the period was $4,932,524,583 (purchased with proceeds from securities lending collateral).	8,774,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	23,321,000
		TOTAL INVESTMENTS--117.8% (IDENTIFIED COST $108,246,475) [5]	142,062,967
		OTHER ASSETS AND LIABILITIES - NET--(17.8)%	(21,423,787)
		TOTAL NET ASSETS--100%	$120,639,180

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $1,649,143, which represented 1.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2007, these liquid restricted securities amounted to $1,649,143, which represented 1.4% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Total investments in securities	$118,741,967
Total investments in repurchase agreements	23,321,000
Total investments in securities, at value including $8,373,357 of securities loaned (identified cost $108,246,475)		$142,062,967
Cash		673
Cash denominated in foreign currencies (identified cost $62,560)		62,695
Income receivable		82,157
Receivable for investments sold		436,324
Receivable for shares sold		16,179
TOTAL ASSETS		142,660,995
Liabilities:
Payable for investments purchased	$1,052,333
Payable for shares redeemed	12,049,056
Payable for collateral due to broker for securities loaned	8,774,000
Payable for distribution services fee (Note 5)	15,006
Accrued expenses	131,420
TOTAL LIABILITIES		22,021,815
Net assets for 6,897,626 shares outstanding		$120,639,180
Net Assets Consist of:
Paid-in capital		$83,797,321
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		33,815,984
Accumulated net realized gain on investments and foreign currency transactions		3,614,357
Accumulated net investment income (loss)		(588,482)
TOTAL NET ASSETS		$120,639,180
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$46,995,764 ÷ 2,670,580 shares outstanding, no par value, unlimited shares authorized		$17.60
Service Shares:
$73,643,416 ÷ 4,227,046 shares outstanding, no par value, unlimited shares authorized		$17.42

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $8,276)			$483,835
Interest (including income on securities loaned of $34,237)			316,452
TOTAL INCOME			800,287
Expenses:
Investment adviser fee (Note 5)		$814,817
Administrative personnel and services fee (Note 5)		94,219
Custodian fees		49,517
Transfer and dividend disbursing agent fees and expenses		17,464
Directors'/Trustees' fees		1,227
Auditing fees		12,397
Legal fees		4,536
Portfolio accounting fees		37,500
Distribution services fee--Service Shares (Note 5)		86,324
Printing and postage		17,930
Insurance premiums		2,719
Miscellaneous		996
TOTAL EXPENSES		1,139,646
Waivers (Note 5):
Waiver of investment adviser fee	$(163,918)
Waiver of administrative personnel and services fee	(16,784)
TOTAL WAIVERS		(180,702)
Net expenses			958,944
Net investment income (loss)			(158,657)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $48,566)			3,725,845
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			11,019,224
Net realized and unrealized gain on investments and foreign currency transactions			14,745,069
Change in net assets resulting from operations			$14,586,412

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2007	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(158,657)	$(515,433)
Net realized gain on investments and foreign currency transactions	3,725,845	6,009,516
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	11,019,224	7,455,118
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,586,412	12,949,201
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Primary Shares	(1,998,828)	(431,802)
Service Shares	(3,808,837)	(801,083)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,807,665)	(1,232,885)
Share Transactions:
Proceeds from sale of shares	25,813,783	20,519,255
Net asset value of shares issued to shareholders in payment of distributions declared	4,624,213	984,931
Cost of shares redeemed	(20,228,032)	(25,563,641)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,209,964	(4,059,455)
Change in net assets	18,988,711	7,656,861
Net Assets:
Beginning of period	101,650,469	93,993,608
End of period (including accumulated net investment income (loss) of $(588,482) and $(429,825), respectively)	$120,639,180	$101,650,469

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2007, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$8,373,357	$8,774,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2007		Year Ended 12/31/2006
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,378,536	$22,522,284	631,000	$9,671,012
Shares issued to shareholders in payment of distributions declared	50,550	815,376	11,892	183,848
Shares redeemed	(880,708)	(15,363,241)	(1,289,684)	(19,299,321)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	548,378	$7,974,419	(646,792)	$(9,444,461)

	Six Months Ended 6/30/2007		Year Ended 12/31/2006
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	195,034	$3,291,499	720,643	$10,848,243
Shares issued to shareholders in payment of distributions declared	238,350	3,808,837	52,086	801,083
Shares redeemed	(288,905)	(4,864,791)	(412,687)	(6,264,320)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	144,479	$2,235,545	360,042	$5,385,006
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	692,857	$10,209,964	(286,750)	$(4,059,455)

4. FEDERAL TAX INFORMATION

At June 30, 2007 the cost of investments for federal tax purposes was $108,246,475. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $33,816,492. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,690,577 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,874,085.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the Adviser voluntarily waived $163,918 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2007, the Sub-Adviser earned a sub-adviser fee of $671,867.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 0.135% of average daily net assets of the Fund. FAS waived $16,784 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Services Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2007, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2007, the Fund's Primary Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2007, the Fund's Primary Shares and Services Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007, were as follows:

Purchases	$41,333,847
Sales	$28,393,811

7. RISKS OF FOREIGN INVESTING

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2007, the diversification of countries was as follows:

Country	Percentage of Net Assets
India	11.8%
Bermuda	5.7%
Switzerland	2.1%
Cayman Islands	1.0%
United Kingdom	1.0%
China	0.9%
Mexico	0.8%
Japan	0.8%
Brazil	0.7%
Netherlands	0.7%
Korea	0.6%
Hong Kong	0.6%
British Virgin Islands	0.5%
Canada	0.5%
Ireland	0.5%
Germany	0.4%
France	0.4%
Belgium	0.3%
Italy	0.2%
Taiwan	0.1%
Thailand	0.1%
Indonesia	0.0% [1]

1 Represents less than 0.1%.

8. LINE OF CREDIT

The Trust participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED KAUFMANN FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Prospectuses and Regulatory Reports" link on the Products home page under the "Related Information" section. This information is also available from the EDGAR database on the SEC's website at sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information on Federated's website. Go to FederatedInvestors.com, select "Products," open the "Portfolio Holdings" link on the Products home page under the "Related Information" section, select the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Kaufmann Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916827
Cusip 313916777

27619 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	6/30/2007		12/31/2006	[1]
Net Asset Value, Beginning of Period	$10.52		$10.00
Income From Investment Operations:
Net investment income	0.16	[2]	0.26	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.51)		0.26
TOTAL FROM INVESTMENT OPERATIONS	(0.35)		0.52
Less Distributions:
Distributions from net investment income	(0.11)		--
Net Asset Value, End of Period	$10.06		$10.52
Total Return [3]	(3.31)%		5.20%

Ratios to Average Net Assets:
Net expenses	1.35	% [4]	1.35	% [4]
Net investment income	3.12	% [4]	3.38	% [4]
Expense waiver/reimbursement [5]	4.61	% [4]	9.89	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,056		$4,698
Portfolio turnover	76%		15%

1 Reflects operations for the period from March 31, 2006 (date of initial public investment) to December 31, 2006.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$ 966.90	$6.58
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.10	$6.76

1 Expenses are equal to the Fund's annualized net expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table

At June 30, 2007, the Fund's portfolio composition 1 by asset class was as follows:

Percentage of Total Net Assets
International Equity	11.9%
U.S. Equity	9.7%
U.S. Fixed-Income Securities	2.8%
Put Options	2.4%
Cash Equivalents [2]	74.7%
Other Assets and Liabilities--Net [3]	(1.5)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2007 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--21.6%
		Energy--9.0%
1,800		BJ Services Co.	$51,192
5,500		Canetic Resources Trust	89,540
1,000		Cimarex Energy Co.	39,410
1,700		Patterson-UTI Energy, Inc.	44,557
4,500		Pengrowth Energy Trust	85,628
1,800		Penn West Energy Trust	60,066
2,300		Pogo Producing Co.	116,817
2,300		Spectra Energy Corp.	59,708
		TOTAL	546,918
		Financials--0.9%
13,000		Shinsei Bank Ltd.	52,244
		Health Care--3.5%
1,300		Johnson & Johnson	80,106
1,500		Quest Diagnostics, Inc.	77,475
700		Sanofi-Aventis	56,524
		TOTAL	214,105
		Industrials--1.0%
800		United Parcel Service, Inc.	58,400
		Information Technology--1.0%
1,200	[1]	Lexmark International Group, Class A	59,172
		Materials--6.2%
723		Anglogold Ltd., ADR	27,344
6,700		Gold Fields Ltd., ADR	105,190
5,200		Goldcorp, Inc., Class A	123,188
1,700		Harmony Gold Mining Co., Ltd., ADR	24,259
12,400		IAMGOLD Corp.	94,984
		TOTAL	374,965
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,290,861)	1,305,804
Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BOND--1.5%
		Financials--1.5%
$11,000,000		International Bank Recon & Develop, Series 670, 2.00%, 2/18/2008 (IDENTIFIED COST $90,423)	$90,082
		GOVERNMENT AGENCY--1.3%
		Financials--1.3%
10,000,000		Federal National Mortgage Association, Sr. Note, 2.125%, 10/9/2007 (IDENTIFIED COST $81,873)	81,543
		PURCHASED PUT OPTIONS - 2.4%
35	[1]	Amazon.com, Inc., Strike Price $60, Expiration Date 1/19/2008	12,775
50	[1]	Amex Utilities Select Index; Strike Price $40, Expiration Date 12/22/2007	10,750
15	[1]	iShares Dow Jones US Transportation Index Fund; Strike Price $100, Expiration Date 12/22/2007	15,000
20	[1]	iShares MSCI Emerging Market Index; Strike Price $135, Expiration Date 9/22/2007	17,300
20	[1]	iShares MSCI Emerging Market Index; Strike Price $135, Expiration Date 12/22/2007	23,000
10	[1]	Russell 2000 Index; Strike Price $850, Expiration Date 8/19/2007	31,300
5	[1]	S&P 500 Index; Strike Price $1560, Expiration Date 9/22/2007	32,425
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $172,280)	142,550
		REPURCHASE AGREEMENTS--74.7%
$1,200,000		Interest in $2,000,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/25/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,060,000,967.	1,200,000
1,125,000		Interest in $2,000,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,052,466,495.	1,125,000
1,100,000		Interest in $2,000,000,000 joint repurchase agreement 5.39%, dated 6/29/2007 under which HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/1/2047 for $2,000,898,333 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,042,169.088.	1,100,000
1,100,000		Interest in $4,800,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2044 for $4,802,152,000 on 7/2/2007. The market value of the underlying securities at the end of the period was $4,932,524,583.	1,100,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	4,525,000
		TOTAL INVESTMENTS--101.5% (IDENTIFIED COST $6,160,437) [2]	6,144,979
		OTHER ASSETS AND LIABILITIES - NET--(1.5)%	(89,023)
		TOTAL NET ASSETS--100%	$6,055,956

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

At June 30, 2007, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation )
Contracts Purchased:
7/3/2007	21,264,656 Japanese Yen	$173,946	$ 172,708	$(1,238)
10/31/2007	109,247 Swiss Franc	$ 89,559	$ 90,231	$ 672
10/31/2007	109,963 Swiss Franc	$ 90,400	$ 90,822	$ 422
Contracts Sold:
2/27/2007	425 Canadian Dollar	$ 362	$ 399	$ (37)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ (181)

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Investments in repurchase agreements	$4,525,000
Investments in securities	1,619,979
Total investments in securities, at value (identified cost $6,160,437)		$6,144,979
Cash		527
Cash denominated in foreign currencies (identified cost $4,772)		4,761
Income receivable		4,753
Receivable for foreign exchange contracts		1,094
Receivable for investments sold		80,924
Receivable for shares sold		44
TOTAL ASSETS		6,237,082
Liabilities:
Payable for investments purchased	172,708
Payable for shares redeemed	612
Payable for distribution services fee (Note 5)	1,257
Payable for foreign exchange contracts	1,275
Accrued expenses	5,274
TOTAL LIABILITIES		181,126
Net assets for 601,731 shares outstanding		$6,055,956
Net Assets Consist of:
Paid-in capital		$6,195,586
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(14,986)
Accumulated net realized loss on investments and foreign currency transactions		(210,681)
Undistributed net investment income		86,037
TOTAL NET ASSETS		$6,055,956
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($6,055,956 ÷ 601,731 shares outstanding), no par value, unlimited shares authorized		$10.06

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Interest			$104,667
Dividends (net of foreign taxes withheld of $2,192)			18,776
TOTAL INCOME			123,443
Expenses:
Investment adviser fee (Note 5)		$20,684
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		5,927
Transfer and dividend disbursing agent fees and expenses		6,632
Directors'/Trustees' fees		354
Auditing fees		12,397
Legal fees		4,114
Portfolio accounting fees		24,606
Distribution services fee (Note 5)		6,895
Printing and postage		4,338
Insurance premiums		3,021
Miscellaneous		1,070
TOTAL EXPENSES		164,422
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(20,684)
Waiver of administrative personnel and services fee	(12,369)
Reimbursement of other operating expenses	(94,002)
TOTAL WAIVERS AND REIMBURSEMENT		(127,055)
Net expenses			37,367
Net investment income			86,076
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(205,658)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(74,993)
Net realized and unrealized loss on investments and foreign currency transactions			(280,651)
Change in net assets resulting from operations			$(194,575)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2007	Period Ended 12/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$86,076	$61,720
Net realized loss on investments and foreign currency transactions	(205,658)	(5,102)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(74,993)	60,007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(194,575)	116,625
Distributions to Shareholders:
Distributions from net investment income	(61,681)	--
Share Transactions:
Proceeds from sale of shares	3,577,068	5,452,106
Net asset value of shares issued to shareholders in payment of distributions declared	61,681	--
Cost of shares redeemed	(2,024,058)	(871,210)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,614,691	4,580,896
Change in net assets	1,358,435	4,697,521
Net Assets:
Beginning of period	4,697,521	--
End of period (including undistributed net investment income of $86,037 and $61,642, respectively)	$6,055,956	$4,697,521

1 Reflects operations for the period from March 31, 2006 (date of initial public investment) to December 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide moderate capital appreciation and high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2007	Period Ended 12/31/2006 [1]
Shares sold	346,096	531,211
Shares issued to shareholders in payment of distributions declared	5,994	--
Shares redeemed	(196,922)	(84,648)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	155,168	446,563

1 Reflects operations for the period from March 31, 2006 (date of initial public investment) to December 31, 2006.

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $6,160,437. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $15,458. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,832 and net unrealized depreciation from investments for those securities having an excess of cost over value of $78,290.

At December 31, 2006, the Fund had a capital loss carryforward of $20,383 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended June 30, 2007, the Adviser voluntarily waived $20,684 of its fee and voluntarily reimbursed $94,002 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2007, the Sub-Adviser earned a sub-adviser fee of $72.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 2.25% of average daily net assets of the Fund. FAS waived $12,369 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2007, FSC retained $4 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2007, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007, were as follows:

Purchases	$1,263,841
Sales	$1,065,590

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MARKET OPPORTUNITY FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2007. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory and subadvisory contracts. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Prospectuses and Regulatory Reports" link on the Products home page under the "Related Information" section. This information is also available from the EDGAR database on the SEC's website at sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information on Federated's website. Go to FederatedInvestors.com, select "Products," open the "Portfolio Holdings" link on the Products home page under the "Related Information" section, select the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916769

35278 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2007		2006	[1]	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$25.64		$23.69		$21.02		$18.22		$13.00		$17.65
Income From Investment Operations:
Net investment income (loss)	(0.11)		--		--		--		--		--
Net realized and unrealized gain (loss) on investments	4.03		1.95		2.67		2.80		5.22		(4.65)
TOTAL FROM INVESTMENT OPERATIONS	3.92		1.95		2.67		2.80		5.22		(4.65)
Net Asset Value, End of Period	$29.56		$25.64		$23.69		$21.02		$18.22		$13.00
Total Return [2]	15.29%		8.23%		12.70%		15.37%		40.15	% [3]	(26.35)%

Ratios to Average Net Assets:
Net expenses	1.28	% [4,5]	1.27	% [5]	1.22	% [5]	1.17	% [5]	1.23	% [5]	1.07	% [5]
Net investment income (loss)	(0.76	)% [4]	(0.56)%		(0.49)%		(0.42)%		(0.72)%		(0.32)%
Expense waiver/reimbursement [6]	0.08	% [4]	0.04%		0.04%		0.04%		0.01%		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,978		$46,134		$56,879		$62,563		$64,269		$53,367
Portfolio turnover	48%		116%		132%		148%		173%		194%

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3 During the year ended December 31, 2003, the Fund received payments from the Adviser for certain losses on investments. This increased the total return by 0.07%.

4 Computed on an annualized basis.

5 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended June 30, 2007 and for the years ended December 31, 2006, 2005, 2004, 2003, and 2002 are 1.28%, 1.26%, 1.20%, 1.16%, 1.20% and 1.06%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,152.90	$6.83
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.45	$6.41

1 Expenses are equal to the Fund's annualized net expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Table

At June 30, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	18.7%
Consumer Discretionary	17.0%
Industrials	14.7%
Health Care	14.2%
Financials	10.0%
Consumer Staples	7.1%
Materials	7.1%
Energy	6.3%
Telecommunication Services	2.8%
Securities Lending Collateral [2]	2.9%
Cash Equivalents [3]	2.3%
Other Assets and Liabilities--Net [4]	(3.1)%
TOTAL	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--97.9%
		Consumer Discretionary--17.0%
5,700	[1]	Amazon.com, Inc.	$389,937
6,100		Boyd Gaming Corp.	300,059
18,200	[1]	Chicos Fas, Inc.	442,988
10,500	[1]	Coach, Inc.	497,595
6,900		Darden Restaurants, Inc.	303,531
7,900		Family Dollar Stores, Inc.	271,128
8,600	[1]	GSI Commerce, Inc.	195,306
9,400	[1]	GameStop Corp.	367,540
5,200	[2]	Garmin Ltd.	384,644
9,000	[1]	Gymboree Corp.	354,690
8,600		Mens Wearhouse, Inc.	439,202
12,100	[1,2]	NetFlix, Inc.	234,619
10,200		Nordstrom, Inc.	521,424
16,500	[1]	Payless ShoeSource, Inc.	520,575
8,000		Penney (J.C.) Co., Inc.	579,040
4,600		Polo Ralph Lauren Corp., Class A	451,306
26,200	[1]	Saks, Inc.	559,370
8,800		Snap-On, Inc.	444,488
9,700		TJX Cos., Inc.	266,750
11,200	[1]	Urban Outfitters, Inc.	269,136
		TOTAL	7,793,328
		Consumer Staples--7.1%
17,300		Archer-Daniels-Midland Co.	572,457
9,400		Avon Products, Inc.	345,450
11,400		Estee Lauder Cos., Inc., Class A	518,814
17,825	[1]	Hansen Natural Corp.	766,118
16,300		Pilgrim's Pride Corp.	622,171
13,600	[1]	Smithfield Foods, Inc.	418,744
		TOTAL	3,243,754
		Energy--6.3%
8,200		CONSOL Energy, Inc.	378,102
10,200		Chesapeake Energy Corp.	352,920
6,800	[1]	FMC Technologies, Inc.	538,696
8,100	[1]	Grant Prideco, Inc.	436,023
7,900		Helmerich & Payne, Inc.	279,818
2,400		Noble Corp.	234,048
7,800	[1]	Southwestern Energy Co.	347,100
5,600		Tesoro Petroleum Corp.	320,040
		TOTAL	2,886,747
Shares			Value
		COMMON STOCKS--continued
		Financials--10.0%
7,900		Ace Ltd.	$493,908
3,300	[1,2]	Affiliated Managers Group	424,908
5,300	[1]	Arch Capital Group Ltd.	384,462
2,200		Bear Stearns & Co., Inc.	308,000
15,300	[1]	CB Richard Ellis Services, Inc.	558,450
6,400		CIT Group, Inc.	350,912
11,100		Commerce Bancorp, Inc.	410,589
10,100		HCC Insurance Holdings, Inc.	337,441
8,200		Prologis	466,580
4,900		RenaissanceRe Holdings Ltd.	303,751
10,700		T. Rowe Price Group, Inc.	555,223
		TOTAL	4,594,224
		Health Care--14.2%
8,200		Allergan, Inc.	472,648
7,600	[1]	Celgene Corp.	435,708
13,900	[1]	Cephalon, Inc.	1,117,421
18,500	[1]	Elan Corp. PLC, ADR	405,705
10,800	[1]	Express Scripts, Inc., Class A	540,108
6,300	[1]	Forest Laboratories, Inc., Class A	287,595
4,600	[1]	Genzyme Corp.	296,240
40,500	[1]	Isis Pharmaceuticals, Inc.	392,040
3,500		McKesson HBOC, Inc.	208,740
5,100	[1]	Medco Health Solutions, Inc.	397,749
11,100	[1]	Momenta Pharmaceuticals, Inc.	111,888
8,400	[1]	Myriad Genetics, Inc.	312,396
12,200		Shire PLC, ADR	904,386
5,300	[1]	St. Jude Medical, Inc.	219,897
16,000	[1]	Thoratec Laboratories Corp.	294,240
7,700	[1]	Vanda Pharmaceuticals, Inc.	156,002
		TOTAL	6,552,763
		Industrials--14.7%
3,600	[1]	Alliant Techsystems, Inc.	356,940
9,800		Chicago Bridge & Iron Co., N.V.	369,852
8,200	[1]	Flowserve Corp.	587,120
4,700		Fluor Corp.	523,439
4,600	[1]	Foster Wheeler Ltd.	492,154
7,300	[1]	General Cable Corp.	552,975
15,300		Harsco Corp.	795,600
26,100		Hexcel Corp.	549,927
9,200	[1]	Jacobs Engineering Group, Inc.	529,092
4,300		Norfolk Southern Corp.	226,051
5,000		Precision Castparts Corp.	606,800
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
6,600		Rockwell Collins	$466,224
6,800	[1]	Thomas & Betts Corp.	394,400
6,800	[1]	URS Corp.	330,140
		TOTAL	6,780,714
		Information Technology--18.7%
14,058	[1]	Acme Packet, Inc.	161,526
25,000	[1]	Activision, Inc.	466,750
5,700	[1]	Akamai Technologies, Inc.	277,248
15,100	[1]	Amdocs Ltd.	601,282
20,200	[1]	Ansys, Inc.	535,300
16,000	[1]	BEA Systems, Inc.	219,040
26,300	[1]	Cadence Design Systems, Inc.	577,548
7,300	[1]	Cognizant Technology Solutions Corp.	548,157
8,400	[1]	CommScope, Inc.	490,140
9,700	[1]	FormFactor, Inc.	371,510
21,500	[1]	Gartner Group, Inc., Class A	528,685
9,100		KLA-Tencor Corp.	500,045
14,200	[2]	Linear Technology Corp.	513,756
20,600		Maxim Integrated Products, Inc.	688,246
7,000	[1]	NVIDIA Corp.	289,170
7,900	[1]	Network Appliance, Inc.	230,680
8,200		Paychex, Inc.	320,784
6,500	[1]	Salesforce.com Inc.	278,590
35,600	[1]	Tellabs, Inc.	383,056
10,100	[1]	ValueClick, Inc.	297,546
8,200	[1]	Zebra Technologies Corp., Class A	317,668
		TOTAL	8,596,727
		Materials--7.1%
11,900		Agrium, Inc.	520,625
12,100		Alcoa, Inc.	490,413
26,600	[1]	Crown Holdings, Inc.	664,202
1,500		Martin Marietta Materials	243,030
9,600	[1]	Owens-Illinois, Inc.	336,000
9,049		Teck Cominco Ltd., Class B	384,583
2,500		United States Steel Corp.	271,875
3,100		Vulcan Materials Co.	355,074
		TOTAL	3,265,802
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--2.8%
7,400	[1]	American Tower Systems Corp.	$310,800
6,100	[1]	Crown Castle International Corp.	221,247
9,400	[1]	NII Holdings, Inc.	758,956
		TOTAL	1,291,003
		TOTAL COMMON STOCKS (IDENTIFIED COST $35,638,004)	45,005,062
		REPURCHASE AGREEMENTS--5.2%
$1,051,000		Interest in $2,000,000,000 joint repurchase agreement, 5.38%, dated 6/29/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,052,466,495.	1,051,000
1,337,138		Interest in $4,800,000,000 joint repurchase agreement, 5.38%, dated 6/29/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2044 for $4,802,152,000 on 7/2/2007. The market value of the underlying securities at the end of the period was $4,932,524,583 (purchased with proceeds from securities lending collateral).	1,337,138
		TOTAL REPURCHASE AGREEMENTS (AT COST)	2,388,138
		TOTAL INVESTMENTS--103.1% (IDENTIFIED COST $38,026,142) [3]	47,393,200
		OTHER ASSETS AND LIABILITIES - NET--(3.1)%	(1,414,889)
		TOTAL NET ASSETS--100%	$45,978,311

1 Non-income producing security.

2 All or a portion of these shares are temporarily on loan to unaffiliated broker/dealers.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Total investments in securities, at value, including $1,282,742 of securities loaned (identified cost $38,026,142)		$47,393,200
Income receivable		14,373
Receivable for investments sold		385,335
Receivable for shares sold		524
TOTAL ASSETS		47,793.432
Liabilities:
Payable for investments purchased	$208,159
Payable for shares redeemed	97,932
Payable to bank	169,299
Payable for collateral due to broker for securities loaned	1,337,138
Accrued expenses	2,593
TOTAL LIABILITIES		1,815,121
Net assets for 1,555,680 shares outstanding		$45,978,311
Net Assets Consist of:
Paid-in capital		$32,173,814
Net unrealized appreciation of investments		9,367,058
Accumulated net realized gain on investments		4,612,977
Accumulated net investment income (loss)		(175,538)
TOTAL NET ASSETS		$45,978,311
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$45,978,311 ÷ 1,555,680 shares outstanding, no par value, unlimited shares authorized		$29.56

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $794)			$101,160
Interest (including income on securities loaned of $11,312)			17,850
TOTAL INCOME			119,010
Expenses:
Investment adviser fee (Note 5)		$172,975
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		5,673
Transfer and dividend disbursing agent fees and expenses		8,318
Directors'/Trustees' fees		910
Auditing fees		11,158
Legal fees		4,513
Portfolio accounting fees		23,156
Printing and postage		7,781
Insurance premiums		2,535
Miscellaneous		1,157
TOTAL EXPENSES		312,560
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(4,053)
Waiver of administrative personnel and services fee	(12,166)
Fee paid indirectly for directed brokerage arrangements	(1,793)
TOTAL WAIVERS AND EXPENSE REDUCTION		(18,012)
Net expenses			294,548
Net investment income (loss)			(175,538)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			5,179,279
Net change in unrealized appreciation of investments			1,598,565
Net realized and unrealized gain on investments			6,777,844
Change in net assets resulting from operations			$6,602,306

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2007	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(175,538)	$(298,639)
Net realized gain on investments	5,179,279	7,312,246
Net change in unrealized appreciation/depreciation of investments	1,598,565	(2,969,467)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,602,306	4,044,140
Share Transactions:
Proceeds from sale of shares	720,203	1,981,924
Cost of shares redeemed	(7,478,049)	(16,771,699)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,757,846)	(14,789,775)
Change in net assets	(155,540)	(10,745,635)
Net Assets:
Beginning of period	46,133,851	56,879,486
End of period (including accumulated net investment income (loss) of $(175,538) and $0, respectively)	$45,978,311	$46,133,851

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,282,742	$1,337,138

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2007	Year Ended 12/31/2006
Shares sold	25,361	79,339
Shares redeemed	(268,776)	(680,861)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(243,415)	(601,522)

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $38,026,142. The net unrealized appreciation of investments for federal tax purposes was $9,367,058. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,932,215 and net unrealized depreciation from investments for those securities having an excess of cost over value of $565,157.

At December 31, 2006, the Fund had a capital loss carryforward of $529,775 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the Adviser voluntarily waived $4,053 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 0.268% of average daily net assets of the Fund. FAS waived $12,166 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2007, the Fund did not incur a shareholder services fee.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2007, the Fund's expenses were reduced by $1,793 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended June 30, 2007, were as follows:

Purchases	$22,086,564
Sales	$29,583,383

7. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MID CAP GROWTH STRATEGIES FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Prospectuses and Regulatory Reports" link on the Products home page under the "Related Information" section. This information is also available from the EDGAR database on the SEC's website at sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information on Federated's website. Go to FederatedInvestors.com, select "Products," open the "Portfolio Holdings" link on the Products home page under the "Related Information" section, select the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investments in variable investment options involve investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916702

G00433-08 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2007		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023		0.044	0.027	0.008	0.007	0.014
Net realized gain on investments	0.000	[2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.023		0.044	0.027	0.008	0.007	0.014
Less Distributions:
Distributions from net investment income	(0.023)		(0.044)	(0.027)	(0.008)	(0.007)	(0.014)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [3]	2.37%		4.52%	2.70%	0.82%	0.69%	1.41%

Ratios to Average Net Assets:
Net expenses	0.65	% [4]	0.65%	0.65%	0.65%	0.65%	0.64%
Net investment income	4.76	% [4]	4.45%	2.65%	0.79%	0.70%	1.40%
Expense waiver/reimbursement [5]	0.18	% [4]	0.25%	0.21%	0.15%	0.02%	--
Supplemental Data:
Net assets, end of period (000 omitted)	$95,096		$74,623	$73,929	$83,660	$106,007	$177,945

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,023.70	$3.26
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.57	$3.26

1 Expenses are equal to the Fund's annualized net expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Portfolio of Investments Summary Tables

At June 30, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Commercial Paper & Notes	72.4%
Variable Rate Instruments	25.7%
Bank Instruments	5.3%
Repurchase Agreements	0.4%
Other Assets and Liabilities--Net [2]	(3.8)%
TOTAL	100.0%

At June 30, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	31.4	% [4]
8-30 Days	36.9%
31-90 Days	22.1%
91-180 Days	4.4%
181 Days or more	9.0%
Other Assets and Liabilities--Net [2]	(3.8)%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 17.5% of the Fund's portfolio.

Portfolio of Investments

June 30, 2007 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.5%
		Finance - Automotive--0.5%
$202,843	[1]	CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	$202,843
300,000	[1]	CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	300,000
9,025		Nissan Auto Lease Trust 2006-A, Class A1, 5.347%, 12/14/2007	9,025
		TOTAL ASSET-BACKED SECURITIES	511,868
		CERTIFICATES OF DEPOSIT--5.3%
		Banking--5.3%
1,000,000		Barclays Bank PLC, 5.300% - 5.313%, 1/16/2008 - 5/22/2008	1,000,000
500,000		Credit Suisse, Zurich, 5.290%, 4/11/2008	500,000
500,000		HBOS Treasury Services PLC, 5.310%, 5/23/2008	500,000
3,000,000		Mizuho Corporate Bank Ltd., 5.310%, 8/15/2007	3,000,000
		TOTAL CERTIFICATES OF DEPOSIT	5,000,000
		COLLATERALIZED LOAN AGREEMENTS--21.5%
		Banking--7.3%
4,900,000		Deutsche Bank Securities, Inc., 5.424%, 7/5/2007 - 7/18/2007	4,900,000
2,000,000		WAMU Capital Corp., 5.652%, 7/2/2007	2,000,000
		TOTAL	6,900,000
		Brokerage--14.2%
2,000,000		Bear Stearns & Co., Inc., 5.495%, 7/2/2007	2,000,000
2,500,000		Citigroup Global Markets, Inc., 5.551%, 7/2/2007	2,500,000
2,000,000		Goldman Sachs & Co., 5.551%, 7/2/2007	2,000,000
4,000,000		Lehman Brothers, Inc., 5.424%, 8/30/2007	4,000,000
3,000,000		Merrill Lynch, Pierce, Fenner and Smith, 5.424%, 7/25/2007	3,000,000
		TOTAL	13,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	20,400,000
		COMMERCIAL PAPER--40.1% [3]
		Aerospace/Auto--1.1%
1,000,000	[1,2]	Volkswagen of America, Inc., (Volkswagen AG, GTD), 5.358%, 7/16/2007	997,787
		Banking--10.3%
1,500,000	[1,2]	KBC Financial Products International Ltd., (KBC Bank N.V., GTD), 5.311%, 8/14/2007	1,490,393
4,900,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 5.373%, 7/26/2007	4,881,795
3,400,000	[1,2]	Picaros Funding LLC, (KBC Bank N.V., GTD), 5.337% - 5.363%, 7/13/2007	3,393,962
		TOTAL	9,766,150
		Electrical Equipment--0.3%
250,000		Whirlpool Corp., 5.427%, 7/18/2007	249,361
		Finance - Automotive--3.8%
700,000		DaimlerChrysler North America Holding Corp., 5.365%, 7/3/2007	699,792
1,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 5.325%, 10/26/2007	983,100
2,000,000		FCAR Auto Loan Trust, (Series A1/P1), 5.321% - 5.332%, 9/21/2007 - 9/24/2007	1,975,877
		TOTAL	3,658,769
		Finance - Commercial--4.8%
1,000,000		CIT Group, Inc., 5.344%, 10/24/2007	983,357
3,585,000	[1,2]	Versailles CDS LLC, 5.372%, 7/26/2007	3,571,681
		TOTAL	4,555,038
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Retail--5.1%
$4,900,000	[1,2]	Paradigm Funding LLC, 5.300% - 5.372%, 7/9/2007 - 8/6/2007	$4,883,285
		Finance - Securities--11.7%
4,700,000	[1,2,4]	Georgetown Funding Co. LLC, 5.334% - 5.364%, 7/28/2007 - 8/4/2007	4,685,373
500,000	[1,2]	Grampian Funding LLC, 5.348%, 7/20/2007	498,625
4,000,000	[1,2]	KLIO Funding Ltd., 5.320%, 7/24/2007	3,986,583
1,000,000	[1,2]	Scaldis Capital LLC, 5.304%, 7/9/2007	998,827
1,000,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.328%, 7/11/2007	998,558
		TOTAL	11,167,966
		Food & Beverage--0.5%
500,000	[1,2]	H.J. Heinz Co., (H.J. Heinz Co., GTD), 5.359%, 7/24/2007	498,301
		Oil & Oil Finance--0.6%
600,000	[1,2]	ConocoPhillips Qatar Funding Ltd., (ConocoPhillips, ConocoPhillips Co., GTD), 5.371%, 7/12/2007	599,028
		Publishing and Printing--1.1%
1,000,000	[1,2]	Gannett Co., Inc., 5.357%, 7/12/2007	998,378
		Retail--0.8%
750,000	[1,2]	Safeway Inc., 5.533%, 7/2/2007	749,885
		TOTAL COMMERCIAL PAPER	38,123,948
		CORPORATE NOTES--10.3%
		Banking--3.7%
1,500,000		Barclays Bank PLC, 5.350%, 4/23/2008 - 5/30/2008	1,500,000
1,000,000		First Tennessee Bank, N.A., 3.822%, 1/18/2008	991,145
1,000,000		Toronto Dominion Bank, 5.420%, 12/12/2007	1,000,000
		TOTAL	3,491,145
		Brokerage--2.1%
2,000,000		Goldman Sachs Group, Inc., 5.330% - 5.340%, 2/29/2008 - 3/5/2008	2,000,000
		Finance - Retail--1.6%
1,000,000	[1,2]	SLM Corp., 5.320%, 5/12/2008	1,000,000
500,000		SLM Corp., 5.320%, 4/14/2008	500,000
		TOTAL	1,500,000
		Finance - Securities--2.9%
500,000	[1]	K2 (USA) LLC, (K2 Corp., GTD), 5.350%, 5/21/2008	500,000
800,000	[1,2]	K2 (USA) LLC, (K2 Corp., GTD), 5.400% - 5.420%, 9/17/2007 - 6/16/2008	800,000
1,500,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.315% - 5.355%, 10/12/2007 - 5/22/2008	1,499,993
		TOTAL	2,799,993
		TOTAL CORPORATE NOTES	9,791,138
		NOTES - VARIABLE--25.7% [5]
		Banking--15.2%
1,500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.330%, 7/5/2007	1,500,000
1,000,000	[1,2]	DePfa Bank PLC, 5.400%, 9/17/2007	1,000,013
1,000,000	[1,2]	HBOS Treasury Services PLC, 5.310%, 7/9/2007	1,000,000
3,535,000		Home City Ice Co. & H.C. Transport (Series 2000), (U.S. Bank, N.A. LOC), 5.410%, 7/5/2007	3,535,000
1,970,000		Kansas City, MO, Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp., INS), 5.350%, 7/5/2007	1,970,000
955,000		Lancaster, PA, IDA, Snavely's Mill, Inc. (Series 2003 - B), (Fulton Bank LOC), 5.470%, 7/5/2007	955,000
1,000,000		Marshall & Ilsley Bank, Milwaukee, 5.290%, 7/25/2007	1,000,000
2,415,000		Prospects Aggregates, Inc. (Series 2004), (Fulton Bank LOC), 5.470%, 7/5/2007	2,415,000
125,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.460%, 7/5/2007	125,000
1,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 5.310%, 7/16/2007	1,000,000
		TOTAL	14,500,013
Principal Amount			Value
		NOTES - VARIABLE--continued [5]
		Brokerage--4.7%
$1,000,000		Merrill Lynch & Co., Inc., 5.300%, 7/24/2007	$1,000,000
3,500,000		Morgan Stanley, 5.445%, 7/2/2007	3,500,000
		TOTAL	4,500,000
		Finance - Securities--3.7%
2,000,000	[1,2]	K2 (USA) LLC, (K2 Corp., GTD), 5.315% - 5.325%, 7/2/2007	1,999,917
1,500,000	[1,2]	Sigma Finance, Inc., (Sigma Finance Corp., GTD), 5.315% - 5.325%, 7/2/2007	1,499,910
		TOTAL	3,499,827
		Insurance--2.1%
2,000,000	[1,2]	Pacific Life Global Funding, 5.390%, 7/5/2007	2,000,058
		TOTAL NOTES - VARIABLE	24,499,898
		REPURCHASE AGREEMENT--0.4%
362,000		Interest in $1,650,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which Barclays Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to 1/17/2017 for $1,650,739,750 on 7/2/2007. The market value of the underlying securities at the end of the period was $1,683,754,808.	362,000
		TOTAL INVESTMENTS--103.8% (AT AMORTIZED COST) [6]	98,688,852
		OTHER ASSETS AND LIABILITIES - NET--(3.8)%	(3,593,056)
		TOTAL NET ASSETS--100%	$95,095,796

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $47,535,195 which represented 50.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2007, these liquid restricted securities amounted to $46,532,352 which represented 48.9% of total net assets.

3 Discount rate at the time of purchase.

4 Reflects potential extension period.

5 Floating rate note with current rate and next reset date shown.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$98,688,852
Cash		405
Income receivable		319,592
Receivable for shares sold		669,605
TOTAL ASSETS		99,678,454
Liabilities:
Payable for shares redeemed	$4,572,600
Accrued expenses	10,058
TOTAL LIABILITIES		4,582,658
Net assets for 95,315,848 shares outstanding		$95,095,796
Net Assets Consist of:
Paid-in capital		$95,315,396
Accumulated net realized loss on investments		(219,416)
Distributions in excess of net investment income		(184)
TOTAL NET ASSETS		$95,095,796
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$95,095,796 ÷ 95,315,848 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Interest			$2,330,654
Expenses:
Investment adviser fee (Note 5)		$215,379
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		14,872
Transfer and dividend disbursing agent fees and expenses		9,049
Directors'/Trustees' fees		1,077
Auditing fees		8,926
Legal fees		4,427
Portfolio accounting fees		20,939
Printing and postage		9,441
Insurance premiums		2,609
Miscellaneous		195
TOTAL EXPENSES		361,298
Waivers (Note 5):
Waiver of investment adviser fee	$(67,229)
Waiver of administrative personnel and services fee	(11,966)
TOTAL WAIVERS		(79,195)
Net expenses			282,103
Net investment income			2,048,551
Net realized gain on investments			1,771
Change in net assets resulting from operations			$2,050,322

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2007	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,048,551	$3,359,671
Net realized gain on investments	1,771	5,356
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,050,322	3,365,027
Distributions to Shareholders:
Distributions from net investment income	(2,048,855)	(3,359,551)
Share Transactions:
Proceeds from sale of shares	63,151,149	85,442,518
Net asset value of shares issued to shareholders in payment of distributions declared	2,048,855	3,359,551
Cost of shares redeemed	(44,729,138)	(88,112,948)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,470,866	689,121
Change in net assets	20,472,333	694,597
Net Assets:
Beginning of period	74,623,463	73,928,866
End of period (including undistributed (distributions in excess of) net investment income of $(184) and $120, respectively)	$95,095,796	$74,623,463

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007	6/15/2007	$202,843
CAL Securitization Trust 2007-1, Class A1, 5.425%, 7/15/2008	6/19/2007	$300,000
K2 (USA) LLC, (K2 Corp., GTD), 5.350%, 5/21/2008	5/10/2007	$500,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2007	Year Ended 12/31/2006
Shares sold	63,151,149	85,442,518
Shares issued to shareholders in payment of distributions declared	2,048,855	3,359,551
Shares redeemed	(44,729,138)	(88,112,948)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	20,470,866	689,121

4. FEDERAL TAX INFORMATION

At December 31, 2006, the Fund had a capital loss carryforward of $221,188 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the Adviser voluntarily waived $67,229 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 0.144% of average daily net assets of the Fund. FAS waived $11,966 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2007, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED PRIME MONEY FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Prospectuses and Regulatory Reports" link on the Products home page under the "Related Information" section. This information is also available from the EDGAR database on the SEC's website at sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information on Federated's website. Go to FederatedInvestors.com, select "Products," open the "Portfolio Holdings" link on the Products home page under the "Related Information" section, select the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Prime Money Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916504

G00433-05 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2007

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2007		2006 [1]	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.29		$11.30	$11.67	$11.84	$11.71	$11.27
Income From Investment Operations:
Net investment income	0.26		0.49 [2]	0.44 [2]	0.42 [2]	0.47 [2]	0.56 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.13)		(0.04)	(0.30)	0.01	0.06	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.13		0.45	0.14	0.43	0.53	0.99
Less Distributions:
Distributions from net investment income	(0.54)		(0.46)	(0.44)	(0.49)	(0.40)	(0.40)
Distributions from net realized gain on investments	--		--	(0.07)	(0.11)	--	(0.15)
TOTAL DISTRIBUTIONS	(0.54)		(0.46)	(0.51)	(0.60)	(0.40)	(0.55)
Net Asset Value, End of Period	$10.88		$11.29	$11.30	$11.67	$11.84	$11.71
Total Return [3]	1.11%		4.15%	1.30%	3.62%	4.65%	9.31%

Ratios to Average Net Assets:
Net expenses	0.70	% [4]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	4.68	% [4]	4.43%	3.87%	3.56%	3.98%	5.01%
Expense waiver/reimbursement [5]	0.06	% [4]	0.04%	0.29%	0.27%	0.26%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$377,906		$390,738	$480,859	$518,023	$575,848	$544,018
Portfolio turnover	15%		64%	43%	41%	87%	101%

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,				Period Ended
	6/30/2007		2006 [1]	2005	2004	2003	12/31/2002	[2]
Net Asset Value, Beginning of Period	$11.24		$11.25	$11.63	$11.82	$11.71	$10.85
Income From Investment Operations:
Net investment income	0.25		0.46 [3]	0.41 [3]	0.38 [3]	0.42 [3]	0.35	[3]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.13)		(0.04)	(0.31)	0.01	0.08	0.51
TOTAL FROM INVESTMENT OPERATIONS	0.12		0.42	0.10	0.39	0.50	0.86
Less Distributions:
Distributions from net investment income	(0.51)		(0.43)	(0.41)	(0.47)	(0.39)	--
Distributions from net realized gain on investments	--		--	(0.07)	(0.11)	--	--
TOTAL DISTRIBUTIONS	(0.51)		(0.43)	(0.48)	(0.58)	(0.39)	--
Net Asset Value, End of Period	$10.85		$11.24	$11.25	$11.63	$11.82	$11.71
Total Return [4]	1.04%		3.92%	0.99%	3.32%	4.44%	7.93%

Ratios to Average Net Assets:
Net expenses	0.95	% [5]	0.95%	0.95%	0.95%	0.95%	0.95	% [5]
Net investment income	4.43	% [5]	4.18%	3.62%	3.31%	3.60%	4.65	% [5]
Expense waiver/reimbursement [6]	0.06	% [5]	0.04%	0.04%	0.02%	0.01%	0.03	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$73,294		$75,850	$72,996	$64,698	$44,837	$7,590
Portfolio turnover	15%		64%	43%	41%	87%	101	% [7]

1 For the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2002.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During Period [1]
Actual:
Primary Shares	$1,000	$1,011.10	$3.49
Service Shares	$1,000	$1,010.40	$4.74
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.32	$3.51
Service Shares	$1,000	$1,020.08	$4.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of expenses. The annualized net expense ratios are as follows:

Primary Shares	0.70%
Service Shares	0.95%

Portfolio of Investments Summary Table

At June 30, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.8%
Other Security Types [2]	1.9%
U.S. Treasury and Agency Securities [3]	0.1%
Mortgage-Backed Securities [4,5]	0.0%
Cash Equivalents [6]	1.9%
Other Assets and Liabilities--Net [7]	0.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 Other Security Types consist of foreign sovereign bonds.

3 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Represents less than 0.1%.

6 Cash Equivalents include investments in overnight repurchase agreements.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2007 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--95.0%
		Basic Industry - Chemicals--0.8%
$2,470,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$2,285,738
1,300,000		Praxair, Inc., 3.95%, 6/1/2013	1,193,379
		TOTAL	3,479,117
		Basic Industry - Metals & Mining--4.1%
1,480,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,410,638
2,050,000		BHP Finance (USA), Inc., 4.80%, 4/15/2013	1,960,594
930,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	918,319
3,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	3,298,823
5,020,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	4,705,999
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,614,037
1,250,000		Noranda, Inc., 6.00%, 10/15/2015	1,258,196
2,300,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	2,312,386
1,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,186,038
		TOTAL	18,665,030
		Basic Industry - Paper--1.4%
3,610,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	3,883,407
500,000		Westvaco Corp., 7.65%, 3/15/2027	517,979
2,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,066,237
		TOTAL	6,467,623
		Capital Goods - Aerospace & Defense--2.1%
1,005,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	983,077
1,500,000		Boeing Co., Note, 5.125%, 2/15/2013	1,479,406
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	491,250
584,000		Raytheon Co., Note, 6.75%, 8/15/2007	584,780
4,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	4,147,735
1,800,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,700,307
		TOTAL	9,386,555
		Capital Goods - Building Materials--0.3%
1,430,000		CRH America, Inc., 5.30%, 10/15/2013	1,368,694
		Capital Goods - Diversified Manufacturing--1.8%
1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,635,373
1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,196,770
2,300,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	2,369,841
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,802,011
1,275,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	1,317,968
		TOTAL	8,321,963
		Capital Goods - Environmental--1.4%
6,000,000		Waste Management, Inc., 7.375%, 8/1/2010	6,278,864
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--2.8%
$6,500,000		Comcast Corp., 7.125%, 6/15/2013	$6,903,193
750,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	767,228
3,450,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,648,813
1,450,000	[1,2]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,411,089
		TOTAL	12,730,323
		Communications - Media Noncable--0.8%
550,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	577,705
1,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,156,472
2,000,000		Univision Communications, Inc., Sr. Note, 3.50%, 10/15/2007	1,990,000
		TOTAL	3,724,177
		Communications - Telecom Wireless--4.8%
2,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	3,527,061
9,000,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	9,671,506
2,090,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	2,059,486
4,000,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	4,361,564
470,000		Vodafone Group PLC, 5.35%, 2/27/2012	465,309
1,740,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,668,494
		TOTAL	21,753,420
		Communications - Telecom Wirelines--1.5%
685,000		Embarq Corp., 6.738%, 6/1/2013	698,910
3,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	2,962,276
540,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	562,553
2,360,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	2,357,647
		TOTAL	6,581,386
		Consumer Cyclical - Automotive--4.0%
750,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	774,997
8,150,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	8,000,974
3,050,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	3,005,264
1,800,000	[1,2]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,754,812
1,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	989,715
2,840,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	2,770,335
540,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	537,280
		TOTAL	17,833,377
		Consumer Cyclical - Entertainment--1.4%
250,000		International Speedway Corp., 4.20%, 4/15/2009	244,365
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,191,399
1,510,000		Time Warner, Inc., 5.50%, 11/15/2011	1,495,294
3,240,000		Walt Disney Co., Note, 5.70%, 7/15/2011	3,269,784
		TOTAL	6,200,842
		Consumer Cyclical - Lodging--0.2%
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	900,413
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--1.5%
$755,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	$729,692
1,997,314	[1,2]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,853,497
1,280,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,271,383
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.875%, 2/15/2018	512,655
1,850,000		Target Corp., 5.875%, 3/1/2012	1,877,572
295,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	312,044
		TOTAL	6,556,843
		Consumer Cyclical - Services--0.1%
250,000		Boston University, 7.625%, 7/15/2097	278,053
330,000	[1,2]	Realogy Corp., Sr. Note, 7.05813%, 10/20/2009	330,680
		TOTAL	608,733
		Consumer Non-Cyclical Food/Beverage--2.4%
1,790,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	1,751,081
2,010,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,962,498
1,440,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,405,924
3,400,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	3,451,769
2,195,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	2,233,497
		TOTAL	10,804,769
		Consumer Non-Cyclical Health Care--1.4%
3,500,000		Anthem, Inc., 6.80%, 8/1/2012	3,657,453
1,380,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	1,336,110
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,192,486
		TOTAL	6,186,049
		Consumer Non-Cyclical Pharmaceuticals--2.1%
2,710,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,598,829
2,500,000		Genentech, Inc., Note, 4.40%, 7/15/2010	2,432,345
990,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	1,048,094
930,000		Wyeth, 5.45%, 4/1/2017	900,104
2,700,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	2,684,720
		TOTAL	9,664,092
		Consumer Non-Cyclical Supermarkets--0.4%
1,950,000		Kroger Co., 7.25%, 6/1/2009	2,005,491
		Consumer Non-Cyclical Tobacco--0.2%
750,000		Altria Group, Inc., 5.625%, 11/4/2008	750,975
		Energy - Independent--3.0%
2,600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	2,543,128
500,000		Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009	513,188
3,280,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	3,071,139
1,200,000	[1,2]	EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011	1,255,218
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	969,500
2,500,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	2,747,000
1,584,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,543,014
980,000	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	966,574
		TOTAL	13,608,761
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--2.6%
$5,220,000		ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013	$5,215,564
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,370,407
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	943,631
2,177,805	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	2,170,305
2,130,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	2,072,687
		TOTAL	11,772,594
		Energy - Oil Field Services--0.4%
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,794,916
		Energy - Refining--0.3%
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,360,907
		Financial Institution - Banking--19.7%
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,588,149
8,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	7,879,715
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,904,498
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,280,405
6,500,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	6,426,006
675,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	679,930
1,974,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	1,990,126
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,575,902
3,080,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	3,089,605
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	4,267,926
1,120,000		HSBC Finance Corp., 4.75%, 4/15/2010	1,099,287
1,900,000		Household Finance Corp., 6.40%, 6/17/2008	1,917,456
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,427,156
4,300,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,136,785
8,600,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	8,928,214
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,343,486
4,450,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	4,330,441
1,150,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	1,139,085
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	401,397
2,660,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	2,778,906
1,740,000		Popular North America, Inc., 5.65%, 4/15/2009	1,737,233
3,620,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,534,628
1,160,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	1,124,627
4,000,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	3,816,173
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,355,806
1,600,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	1,515,266
2,900,000		Washington Mutual Bank, 5.125%, 1/15/2015	2,723,622
2,000,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	2,077,768
5,300,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	5,456,708
2,310,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	2,230,829
		TOTAL	88,757,135
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--9.8%
$3,400,000		Bear Stearns Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009	$3,276,924
1,750,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	1,679,076
3,000,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	3,504,883
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	987,306
3,500,000		Goldman Sachs Group, Inc., 3.875%, 1/15/2009	3,425,454
4,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	4,674,904
1,500,000		Goldman Sachs Group, Inc., Note, Series B, MTN, 7.35%, 10/1/2009	1,562,686
4,530,000		Invesco PLC, Note, 4.50%, 12/15/2009	4,411,713
750,000		Invesco PLC, Sr. Unsecd. Note, 5.625%, 4/17/2012	739,737
680,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	685,282
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	808,353
5,350,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	5,695,334
3,400,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	3,315,334
3,000,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	3,030,671
4,200,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	4,102,684
1,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	967,065
690,000		Nuveen Investments, 5.00%, 9/15/2010	637,686
690,000		Nuveen Investments, 5.50%, 9/15/2015	587,622
		TOTAL	44,092,714
		Financial Institution - Finance Noncaptive--4.7%
4,000,000		American Express Co., 4.75%, 6/17/2009	3,958,768
2,000,000		American General Finance Corp., 4.00%, 3/15/2011	1,891,531
2,650,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	2,595,154
3,225,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	3,055,899
1,720,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	1,695,633
1,100,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	1,104,466
4,275,000		International Lease Finance Corp., 4.875%, 9/1/2010	4,194,487
1,275,000		Residential Capital Corp., 6.00%, 2/22/2011	1,234,724
1,500,000		SLM Corp., Note, 4.00%, 1/15/2010	1,390,187
		TOTAL	21,120,849
		Financial Institution - Insurance - Health--0.1%
555,000		Aetna, U.S. Healthcare, 5.75%, 6/15/2011	558,721
		Financial Institution - Insurance - Life--0.5%
1,800,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,813,629
250,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	269,097
		TOTAL	2,082,726
		Financial Institution - Insurance - P&C--2.6%
1,880,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,828,887
330,000		CNA Financial Corp., 6.50%, 8/15/2016	333,262
850,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	853,551
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,194,748
2,700,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,618,556
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	251,907
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--continued
$705,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	$678,670
370,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	360,116
3,690,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,727,601
		TOTAL	11,847,298
		Financial Institution - REITs--2.6%
3,500,000		Archstone-Smith Trust, 5.625%, 8/15/2014	3,463,287
890,000	[1,2]	Equity One, Inc., Bond, 6.00%, 9/15/2017	872,197
1,570,000		Prologis, Note, 5.25%, 11/15/2010	1,554,515
1,250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,240,872
2,470,000		Simon Property Group, Inc., 6.35%, 8/28/2012	2,546,573
2,000,000		Simon Property Group, Inc., 6.375%, 11/15/2007	2,005,476
110,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	109,899
		TOTAL	11,792,819
		Foreign-Local-Government--1.0%
4,250,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	4,342,984
		Municipal Services--0.6%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	835,268
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,729,991
		TOTAL	2,565,259
		Sovereign--0.1%
500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	560,667
		Technology--2.5%
2,535,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,520,684
670,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	654,785
765,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	809,754
1,760,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,750,474
875,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	847,637
1,060,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	1,044,182
3,890,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	3,825,410
		TOTAL	11,452,926
		Transportation - Airlines--1.0%
4,484,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,617,077
		Transportation - Railroads--0.8%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,878,599
186,634		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	205,292
460,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	477,420
1,000,000		Union Pacific Corp., 4.875%, 1/15/2015	935,156
		TOTAL	3,496,467
		Transportation - Services--0.5%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,000,881
1,300,000		Ryder System, Inc., 5.95%, 5/2/2011	1,303,988
		TOTAL	2,304,869
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--5.1%
$1,400,000		Alabama Power Co., 4.70%, 12/1/2010	$1,370,111
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	860,034
910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	887,769
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	939,604
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,890,791
940,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	978,335
1,000,000		Florida Power & Light Co., 1st Mtg. Bond, 6.00%, 6/1/2008	1,005,144
2,510,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,519,965
1,200,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	1,297,084
3,150,000	[1,2]	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,008,458
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,010,397
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,138,228
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,396,741
3,660,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	3,507,061
		TOTAL	22,809,722
		Utility - Natural Gas Distributor--1.1%
5,010,000		Atmos Energy Corp., 4.00%, 10/15/2009	4,857,365
		Utility - Natural Gas Pipelines--0.5%
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,458,077
		TOTAL CORPORATE BONDS (IDENTIFIED COST $435,690,168)	428,523,589
		CORPORATE NOTE--0.8%
		Communications - Telecom Wirelines--0.8%
3,885,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $3,873,490)	3,795,375
		GOVERNMENT/AGENCY--1.9%
		Sovereign--1.9%
7,800,000		United Mexican States, Note, 9.875%, 2/1/2010 (IDENTIFIED COST $8,675,239)	8,604,570
		MORTGAGE BACKED SECURITIES--0.0%
		Federal Home Loan Mortgage Corporation--0.0%
11,893		6.50%, 4/1/2015	12,107
6,087		8.00%, 9/1/2030	6,369
		TOTAL	18,476
		Government National Mortgage Association--0.0%
7,053		8.00%, 8/15/2029	7,465
2,490		8.00%, 9/15/2030	2,606
		TOTAL	10,071
		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $27,241)	28,547
		U.S. TREASURY--0.1%
		Treasury Security--0.1%
500,000	[3,4]	United States Treasury Bill, 3.796%, 7/26/2007 (IDENTIFIED COST $498,299)	498,610
Principal Amount			Value
		REPURCHASE AGREEMENT--1.9%
$8,448,000		Interest in $2,000,000,000 joint repurchase agreement, 5.38%, dated 6/29/2007, under which Deutsche Bank Securities, Inc., will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,052,466,495. (AT COST)	$8,448,000
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $457,212,437) [5]	449,898,691
		OTHER ASSETS AND LIABILITIES - NET--0.3%	1,301,096
		TOTAL NET ASSETS--100%	$451,199,787

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $60,347,419, which represented 13.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2007, these liquid restricted securities amounted to $60,347,419, which represented 13.4% of total net assets.

3 Discount rate at time of purchase.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Also represents cost for federal tax purposes.

At June 30, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[6] U.S. Treasury Notes 2-Year Long Futures	500	$101,890,625	September 2007	$(314,290)
[6] U.S. Treasury Notes 5-Year Long Futures	500	$ 52,039,063	September 2007	(552,570)
[6] U.S. Treasury Bond Short Futures	613	$ 66,050,750	September 2007	218,704
[6] U.S. Treasury Notes 10-Year Short Futures	100	$ 10,570,313	September 2007	65,274
TOTAL UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(582,882)

6 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronyms are used throughout this portfolio:

MTN	--Medium Term Notes
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $457,212,437)		$449,898,691
Cash		677
Income receivable		6,677,988
Receivable for shares sold		61,305
TOTAL ASSETS		456,638,661
Liabilities:
Payable for investments purchased	$4,870,000
Payable for shares redeemed	130,051
Payable for distribution services fee (Note 5)	15,199
Payable for daily variation margin	339,158
Accrued expenses	84,466
TOTAL LIABILITIES		5,438,874
Net assets for 41,481,037 shares outstanding		$451,199,787
Net Assets Consist of:
Paid-in capital		$451,789,904
Net unrealized depreciation of investments and futures contracts		(7,896,628)
Accumulated net realized loss on investments and futures contracts		(3,462,708)
Undistributed net investment income		10,769,219
TOTAL NET ASSETS		$451,199,787
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$377,906,243 ÷ 34,724,964 shares outstanding, no par value, unlimited shares authorized		$10.88
Service Shares:
$73,293,544 ÷ 6,756,073 shares outstanding, no par value, unlimited shares authorized		$10.85

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Interest			$12,501,745
Expenses:
Investment adviser fee (Note 5)		$1,393,394
Administrative personnel and services fee (Note 5)		183,853
Custodian fees		11,113
Transfer and dividend disbursing agent fees and expenses		18,226
Directors'/Trustees' fees		3,658
Auditing fees		9,174
Legal fees		4,464
Portfolio accounting fees		55,328
Distribution services fee--Service Shares (Note 5)		93,202
Printing and postage		88,826
Insurance premiums		3,247
Miscellaneous		2,258
TOTAL EXPENSES		1,866,743
Waivers (Note 5):
Waiver of investment adviser fee	$(129,644)
Waiver of administrative personnel and services fee	(6,891)
TOTAL WAIVERS		(136,535)
Net expenses			1,730,208
Net investment income			10,771,537
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(725,122)
Net realized gain on futures contracts			1,481,300
Net change in unrealized depreciation of investments			(5,850,549)
Net change in unrealized depreciation of futures contracts			(582,882)
Net realized and unrealized loss on investments and futures contracts			(5,677,253)
Change in net assets resulting from operations			$5,094,284

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2007	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,771,537	$22,196,019
Net realized gain (loss) on investments and futures contracts	756,178	(3,465,247)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(6,433,431)	637,488
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,094,284	19,368,260
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(18,813,249)	(18,892,916)
Service Shares	(3,381,366)	(2,819,752)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,194,615)	(21,712,668)
Share Transactions:
Proceeds from sale of shares	39,023,624	43,390,488
Net asset value of shares issued to shareholders in payment of distributions declared	22,194,615	21,712,668
Cost of shares redeemed	(59,235,750)	(150,295,675)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,982,489	(85,192,519)
Change in net assets	(15,117,842)	(87,536,927)
Net Assets:
Beginning of period	466,317,629	553,854,556
End of period (including undistributed net investment income of $10,769,219 and $22,192,297, respectively)	$451,199,787	$466,317,629

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2007 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund Shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended June 30, 2007, the Fund had net realized gain on futures contracts of $1,481,300.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2007		Year Ended 12/31/2006
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	3,118,462	$34,927,670	2,556,427	$28,283,977
Shares issued to shareholders in payment of distributions declared	1,716,537	18,813,248	1,742,889	18,892,916
Shares redeemed	(4,715,723)	(52,116,674)	(12,255,508)	(134,845,231)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	119,276	$1,624,244	(7,956,192)	$(87,668,338)

	Six Months Ended 6/30/2007		Year Ended 12/31/2006
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	370,854	$4,095,954	1,365,791	$15,106,511
Shares issued to shareholders in payment of distributions declared	309,366	3,381,367	260,847	2,819,752
Shares redeemed	(646,504)	(7,119,076)	(1,391,016)	(15,450,444)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	33,716	$358,245	235,622	$2,475,819
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	152,992	$1,982,489	(7,720,570)	$(85,192,519)

4. FEDERAL TAX INFORMATION

At June 30, 2007, the cost of investments for federal tax purposes was $457,212,437. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $7,313,746. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,544,452 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,858,198.

At December 31, 2006, the Fund had a capital loss carryforward of $4,218,886 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$ 753,639
2014	$3,465,247

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the Adviser voluntarily waived $129,644 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,891 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2007, FSC retained $36 of fees paid by the Fund. For the six months ended June 30, 2007, the Fund's Primary Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended June 30, 2007, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2007, were as follows:

Purchases	$69,485,450
Sales	$78,218,388

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of June 30, 2007, there were no outstanding loans. During the six months ended June 30, 2007, the program was not utilized.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED QUALITY BOND FUND II (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the one year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," open the "Prospectuses and Regulatory Reports" link on the Products home page under the "Related Information" section. This information is also available from the EDGAR database on the SEC's website at sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information on Federated's website. Go to FederatedInvestors.com, select "Products," open the "Portfolio Holdings" link on the Products home page under the "Related Information" section, select the link to "sec.gov" to access the link to Form N-Q.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Quality Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916884
Cusip 313916785

G02590-01 (8/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSURANCE SERIES

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 10, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ JOHN B. FISHER

            JOHN B. FISHER, PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 10, 2007

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 10, 2007